Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BONDS – 86.13%
ASSET-BACKED SECURITIES — 13.97%**
321 Henderson Receivables VI LLC Series 2010-1A, Class B
9.31%	07/15/61	[1]	$337,078	$409,550
Access Group, Inc., Series 2015-1, Class A
(LIBOR USD 1-Month plus 0.70%)
2.49%	07/25/56	[1,2]	3,738,428	3,660,130
AIMCO CLO, Series 2015-AA, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/15/28	[1,2,3]	10,000,000	10,004,555
ARES XXIX CLO Ltd., Series 2014-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.19%)
3.19%	04/17/26	[1,2,3]	2,383,494	2,383,852
Babson CLO Ltd., Series 2044-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.15%)
3.12%	07/20/25	[1,2,3]	2,840,728	2,841,286
Barings BDC Static CLO Ltd., Series 2019-1A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 1.02%)
3.02%	04/15/27	[1,2,3]	5,392,624	5,395,536
Barings BDC Static CLO Ltd., Series 2019-1A, Class A2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.65%)
3.65%	04/15/27	[1,2,3]	2,400,000	2,399,640
Barings CLO Ltd., Series 2016-2A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.08%)
3.05%	07/20/28	[1,2,3]	5,800,000	5,802,839
Barings CLO Ltd., Series 2018-3A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.95%)
2.92%	07/20/29	[1,2,3]	8,400,000	8,388,565
Bayview Commercial Asset Trust, Series 2004-3, Class A1
(LIBOR USD 1-Month plus 0.56%)
2.35%	01/25/35	[1,2]	542,290	539,910
Bayview Commercial Asset Trust, Series 2005-1A, Class A1
(LIBOR USD 1-Month plus 0.45%)
2.24%	04/25/35	[1,2]	1,012,654	994,877
BlueMountain CLO Ltd., Series 2013-1A, Class A1R2 (Cayman Islands)
(LIBOR USD 3-Month plus 1.23%)
3.20%	01/20/29	[1,2,3]	4,000,000	4,001,000
BlueMountain CLO Ltd., Series 2015-1A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.33%)
3.33%	04/13/27	[1,2,3]	4,329,225	4,329,874

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Brazos Higher Education Authority, Inc., Series 2011-1, Class A2
(LIBOR USD 3-Month plus 0.80%)
2.71%	02/25/30	[2]	$45,510	$45,523
CIT Education Loan Trust, Series 2007-1, Class A
(LIBOR USD 3-Month plus 0.09%)
2.04%	03/25/42	[1,2]	2,645,421	2,537,493
CIT Education Loan Trust, Series 2007-1, Class B
(LIBOR USD 3-Month plus 0.30%)
2.25%	06/25/42	[1,2]	2,364,570	2,153,116
Corevest American Finance Trust, Series 2019-1, Class XA (IO)
2.16%	03/15/52	[1,4]	24,622,242	2,236,764
Corevest American Finance Trust, Series 2019-3, Class XA (IO)
2.04%	10/15/52	[1,4]	8,169,841	750,686
Dryden 30 Senior Loan Fund, Series 2013-30A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.82%)
2.73%	11/15/28	[1,2,3]	7,500,000	7,485,375
Eaton Vance CLO Ltd., Series 2013-1A, Class A1RR (Cayman Islands)
(LIBOR USD 3-Month plus 1.16%)
3.16%	01/15/28	[1,2,3]	4,200,000	4,200,552
ECMC Group Student Loan Trust, Series 2016-1A, Class A
(LIBOR USD 1-Month plus 1.35%)
3.14%	07/26/66	[1,2]	15,953,467	16,047,024
ECMC Group Student Loan Trust, Series 2017-2A, Class A
(LIBOR USD 1-Month plus 1.05%)
2.84%	05/25/67	[1,2]	15,094,052	15,050,619
Edsouth Indenture No. 3 LLC, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.73%)
2.52%	04/25/39	[1,2]	128,337	127,055
Education Loan Asset-Backed Trust I, Series 2013-1, Class A2
(LIBOR USD 1-Month plus 0.80%)
2.59%	04/26/32	[1,2]	3,465,000	3,441,181
Educational Funding of the South, Inc., Series 2012-1, Class A
(LIBOR USD 1-Month plus 1.05%)
2.84%	03/25/36	[2]	75,598	75,824
EFS Volunteer No. 2 LLC, Series 2012-1, Class A2
(LIBOR USD 1-Month plus 1.35%)
3.14%	03/25/36	[1,2]	6,115,063	6,169,287

December 2019 / 1

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Flagship CLO VIII Ltd., Series 2014-8A, Class ARR (Cayman Islands)
(LIBOR USD 3-Month plus 0.85%)
2.85%	01/16/26	[1,2,3]	$5,580,382	$5,580,996
Galaxy XXIX CLO Ltd., Series 2018-29A, Class A (Cayman Islands)
(LIBOR USD 3-Month plus 0.79%)
2.70%	11/15/26	[1,2,3]	7,802,481	7,804,124
GCO Education Loan Funding Trust II, Series 2006-2AR, Class A1RN
(LIBOR USD 1-Month plus 0.65%)
2.44%	08/27/46	[1,2]	2,530,493	2,413,929
Global SC Finance II SRL, Series 2014-1A, Class A2 (Barbados)
3.09%	07/17/29	[1,3]	1,164,167	1,163,551
Goal Capital Funding Trust, Series 2006-1, Class B
(LIBOR USD 3-Month plus 0.45%)
2.36%	08/25/42	[2]	423,320	390,259
Higher Education Funding I, Series 2014-1, Class A
(LIBOR USD 3-Month plus 1.05%)
2.96%	05/25/34	[1,2]	1,661,462	1,662,194
J.G. Wentworth XXXVIII LLC, Series 2016-1A, Class A
3.41%	06/15/67	[1]	6,909,636	7,033,590
J.G. Wentworth XXXVIII LLC, Series 2017-1A, Class A
3.99%	08/16/60	[1]	3,625,575	3,876,058
LCM XIX LP, Series 19A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.24%)
3.24%	07/15/27	[1,2,3]	9,500,000	9,502,302
LCM XXI LP, Series 21A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.88%)
2.85%	04/20/28	[1,2,3]	3,575,000	3,571,961
Limerock CLO III LLC, Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 1.20%)
3.17%	10/20/26	[1,2,3]	4,482,151	4,483,272
Navient Student Loan Trust, Series 2014-8, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.39%	05/27/49	[2]	5,990,752	5,867,175
Navient Student Loan Trust, Series 2016-2A, Class A3
(LIBOR USD 1-Month plus 1.50%)
3.29%	06/25/65	[1,2]	11,200,000	11,448,080
Navient Student Loan Trust, Series 2017-1A, Class A3
(LIBOR USD 1-Month plus 1.15%)
2.94%	07/26/66	[1,2]	16,200,000	16,224,728

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Navient Student Loan Trust, Series 2017-3A, Class A3
(LIBOR USD 1-Month plus 1.05%)
2.84%	07/26/66	[1,2]	$18,400,000	$18,280,293
Navient Student Loan Trust, Series 2018-3A, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.59%	03/25/67	[1,2]	3,500,000	3,429,477
Navient Student Loan Trust, Series 2019-3A, Class A
(LIBOR USD 1-Month plus 0.83%)
2.62%	07/25/68	[1,2]	16,160,349	16,180,400
Nelnet Student Loan Trust, Series 2006-2, Class B
(LIBOR USD 3-Month plus 0.20%)
2.14%	01/25/38	[2]	3,505,188	3,216,832
Nelnet Student Loan Trust, Series 2007-1, Class A3
(LIBOR USD 3-Month plus 0.07%)
1.98%	05/27/25	[2]	1,273,406	1,262,438
Nelnet Student Loan Trust, Series 2012-5A, Class A
(LIBOR USD 1-Month plus 0.60%)
2.39%	10/27/36	[1,2]	114,511	112,766
Nelnet Student Loan Trust, Series 2014-4A, Class A2
(LIBOR USD 1-Month plus 0.95%)
2.74%	11/25/48	[1,2]	1,865,000	1,831,048
Nelnet Student Loan Trust, Series 2015-1A, Class A
(LIBOR USD 1-Month plus 0.59%)
2.38%	04/25/46	[1,2]	2,238,391	2,185,666
Nelnet Student Loan Trust, Series 2015-3A, Class A3
(LIBOR USD 1-Month plus 0.90%)
2.69%	06/25/54	[1,2]	11,000,000	10,574,793
Northstar Education Finance, Inc., Series 2007-1, Class A2
(LIBOR USD 3-Month plus 0.75%)
2.69%	01/29/46	[2]	111,137	109,788
Octagon Investment Partners 25 Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.80%)
2.77%	10/20/26	[1,2,3]	4,910,000	4,910,601
Palmer Square Loan Funding Ltd., Series 2019-4A, Class A1 (Cayman Islands)
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/24/27	[1,2,3]	4,600,000	4,602,068
PHEAA Student Loan Trust, Series 2013-3A, Class A
(LIBOR USD 1-Month plus 0.75%)
2.54%	11/25/42	[1,2]	3,565,380	3,514,483

2 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
Recette CLO Ltd., Series 2015-1A, Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 0.92%)
2.89%	10/20/27	[1,2,3]	$7,924,649	$7,924,866
Scholar Funding Trust, Series 2011-A, Class A
(LIBOR USD 3-Month plus 0.90%)
2.84%	10/28/43	[1,2]	100,691	99,489
SLC Student Loan Trust, Series 2004-1, Class B
(LIBOR USD 3-Month plus 0.29%)
2.20%	08/15/31	[2]	536,899	481,448
SLC Student Loan Trust, Series 2005-2, Class A4
(LIBOR USD 3-Month plus 0.16%)
2.05%	12/15/39	[2]	12,000,000	11,359,632
SLC Student Loan Trust, Series 2005-3, Class A4
(LIBOR USD 3-Month plus 0.15%)
2.04%	12/15/39	[2]	13,800,000	12,912,468
SLC Student Loan Trust, Series 2006-1, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.05%	03/15/55	[2]	13,120,000	12,405,764
SLC Student Loan Trust, Series 2008-1, Class A4A
(LIBOR USD 3-Month plus 1.60%)
3.49%	12/15/32	[2]	3,166,162	3,210,278
SLM Student Loan Trust, Series 2003-12, Class B
(LIBOR USD 3-Month plus 0.59%)
2.50%	03/15/38	[2]	4,811,960	4,538,571
SLM Student Loan Trust, Series 2003-4, Class A5D
(LIBOR USD 3-Month plus 0.75%)
2.64%	03/15/33	[1,2]	2,304,626	2,236,802
SLM Student Loan Trust, Series 2003-7, Class B
(LIBOR USD 3-Month plus 0.57%)
2.46%	09/15/39	[2]	3,387,373	3,112,416
SLM Student Loan Trust, Series 2004-10, Class B
(LIBOR USD 3-Month plus 0.37%)
2.31%	01/25/40	[2]	9,802,263	8,988,341
SLM Student Loan Trust, Series 2004-2, Class B
(LIBOR USD 3-Month plus 0.47%)
2.41%	07/25/39	[2]	591,731	547,663
SLM Student Loan Trust, Series 2006-2, Class A6
(LIBOR USD 3-Month plus 0.17%)
2.11%	01/25/41	[2]	12,068,478	11,521,555

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2006-8, Class A6
(LIBOR USD 3-Month plus 0.16%)
2.10%	01/25/41	[2]	$1,800,000	$1,708,228
SLM Student Loan Trust, Series 2007-2, Class B
(LIBOR USD 3-Month plus 0.17%)
2.11%	07/25/25	[2]	12,800,000	11,415,905
SLM Student Loan Trust, Series 2007-3, Class A4
(LIBOR USD 3-Month plus 0.06%)
2.00%	01/25/22	[2]	190,714	185,326
SLM Student Loan Trust, Series 2007-3, Class B
(LIBOR USD 3-Month plus 0.15%)
2.09%	01/25/28	[2]	12,800,000	11,751,745
SLM Student Loan Trust, Series 2007-7, Class B
(LIBOR USD 3-Month plus 0.75%)
2.69%	10/27/70	[2]	2,195,000	2,061,440
SLM Student Loan Trust, Series 2008-2, Class A3
(LIBOR USD 3-Month plus 0.75%)
2.69%	04/25/23	[2]	14,291,983	14,071,954
SLM Student Loan Trust, Series 2008-2, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	01/25/83	[2]	1,000,000	959,451
SLM Student Loan Trust, Series 2008-3, Class B
(LIBOR USD 3-Month plus 1.20%)
3.14%	04/26/83	[2]	710,000	676,555
SLM Student Loan Trust, Series 2008-4, Class A4
(LIBOR USD 3-Month plus 1.65%)
3.59%	07/25/22	[2]	1,245,354	1,253,862
SLM Student Loan Trust, Series 2008-4, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	04/25/73	[2]	710,000	693,795
SLM Student Loan Trust, Series 2008-5, Class A4
(LIBOR USD 3-Month plus 1.70%)
3.64%	07/25/23	[2]	6,355,607	6,401,833
SLM Student Loan Trust, Series 2008-5, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/25/73	[2]	7,315,000	7,200,820
SLM Student Loan Trust, Series 2008-6, Class A4
(LIBOR USD 3-Month plus 1.10%)
3.04%	07/25/23	[2]	9,502,458	9,445,746

December 2019 / 3

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2008-6, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[2]	$710,000	$688,208
SLM Student Loan Trust, Series 2008-7, Class B
(LIBOR USD 3-Month plus 1.85%)
3.79%	07/26/83	[2]	820,000	795,591
SLM Student Loan Trust, Series 2008-8, Class A4
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[2]	1,595,701	1,602,085
SLM Student Loan Trust, Series 2008-8, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/75	[2]	735,000	739,601
SLM Student Loan Trust, Series 2008-9, Class A
(LIBOR USD 3-Month plus 1.50%)
3.44%	04/25/23	[2]	2,250,106	2,257,552
SLM Student Loan Trust, Series 2008-9, Class B
(LIBOR USD 3-Month plus 2.25%)
4.19%	10/25/83	[2]	7,235,000	7,297,741
SLM Student Loan Trust, Series 2009-3, Class A
(LIBOR USD 1-Month plus 0.75%)
2.54%	01/25/45	[1,2]	8,377,416	8,231,721
SLM Student Loan Trust, Series 2011-1, Class A2
(LIBOR USD 1-Month plus 1.15%)
2.94%	10/25/34	[2]	2,680,000	2,683,523
SLM Student Loan Trust, Series 2011-2, Class A2
(LIBOR USD 1-Month plus 1.20%)
2.99%	10/25/34	[2]	4,035,000	4,090,583
SLM Student Loan Trust, Series 2012-1, Class A3
(LIBOR USD 1-Month plus 0.95%)
2.74%	09/25/28	[2]	898,882	883,584
SLM Student Loan Trust, Series 2012-2, Class A
(LIBOR USD 1-Month plus 0.70%)
2.49%	01/25/29	[2]	1,323,158	1,300,155
SLM Student Loan Trust, Series 2012-7, Class A3
(LIBOR USD 1-Month plus 0.65%)
2.44%	05/26/26	[2]	3,381,063	3,302,132
SLM Student Loan Trust, Series 2012-7, Class B
(LIBOR USD 1-Month plus 1.80%)
3.59%	09/25/43	[2]	2,200,000	2,177,614

Issues	Maturity Date		Principal Amount	Value
ASSET-BACKED SECURITIES (continued)
SLM Student Loan Trust, Series 2013-4, Class A
(LIBOR USD 1-Month plus 0.55%)
2.34%	06/25/43	[2]	$1,227,161	$1,210,059
SLM Student Loan Trust, Series 2014-1, Class A3
(LIBOR USD 1-Month plus 0.60%)
2.39%	02/26/29	[2]	1,224,925	1,194,866
SLM Student Loan Trust, Series 2014-2, Class A3
(LIBOR USD 1-Month plus 0.59%)
2.38%	03/25/55	[2]	11,300,422	11,068,623
Store Master Funding, Series 2019-1, Class A2
3.65%	11/20/49	1,†	5,081,269	5,086,597
Structured Receivables Finance LLC, Series 2010-A, Class B
7.61%	01/16/46	[1]	1,699,348	1,968,595
Structured Receivables Finance LLC, Series 2010-B, Class B
7.97%	08/15/36	[1]	1,155,978	1,357,858
Student Loan Consolidation Center Student Loan Trust I, Series 2002-2, Class B2 (28 Day Auction Rate plus 0.00%)
1.61%	07/01/42	[1,2]	150,000	140,519
TCI-Flatiron CLO Ltd., Series 2016-1A,
Class AR (Cayman Islands)
(LIBOR USD 3-Month plus 1.22%)
3.22%	07/17/28	[1,2,3]	6,300,000	6,302,205
Voya CLO Ltd., Series 2014-3A, Class A1R (Cayman Islands)
(LIBOR USD 3-Month plus 0.72%)
2.66%	07/25/26	[1,2,3]	1,754,038	1,754,488

Total Asset-Backed Securities (Cost $475,188,745)				476,004,838

BANK LOANS — 1.04%*
Automotive — 0.02%
Panther BF Aggregator 2 LP Term Loan B, 1st Lien
(LIBOR plus 3.50%)
5.30%	04/30/26	[1,2]	598,500	601,681

Communications — 0.22%
CommScope, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.25%)
5.05%	04/04/26	[1,2]	997,500	1,004,981
Connect Finco SARL, Term Loan B
(LIBOR plus 4.50%)
6.29%	12/11/26	[1,2,5]	1,226,837	1,235,940

4 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Communications (continued)
CSC Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.25%)
3.99%	01/15/26	[1,2]	$1,488,750	$1,492,844
Frontier Communications Corp., Term Loan B, 1st Lien
(LIBOR plus 3.75%)
5.55%	06/17/24	[1,2]	2,244,246	2,259,989
Sprint Communications, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.50%)
4.31%	02/02/24	[1,2]	491,162	487,723
(LIBOR plus 3.00%)
4.81%	02/02/24	[1,2]	990,000	987,317

				7,468,794

Consumer Discretionary — 0.02%
Reynolds Group Holdings, Inc., Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.55%	02/06/23	[1,2]	798,249	801,746

Electric — 0.04%
Chief Power Finance LLC, Term Loan B, 1st Lien
(LIBOR plus 4.75%)
6.55%	12/31/20	[1,2,6,7]	1,097,538	610,961
Homer City Generation LP,
Term Loan B, 1st Lien
(LIBOR plus 11.00%)
12.95%	04/05/23	[1,2,6,7]	705,971	674,866
Vistra Operations Co., LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.49%	12/31/25	[1,2]	7,704	7,761
3.55%	12/31/25	[1,2]	32,296	32,535

				1,326,123

Finance — 0.18%
Avolon TLB Borrower 1 US LLC, Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.51%	01/15/25	[1,2]	317,025	319,403
Delos Finance SARL, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.69%	10/06/23	[1,2]	5,706,840	5,735,974

				6,055,377

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Health Care — 0.23%
Kindred at Home, Term Loan, 1st Lien
(LIBOR plus 3.75%)
5.56%	07/02/25	[1,2]	$1,447,737	$1,457,242
MPH Acquisition Holdings LLC, Term Loan B, 1st Lien
(LIBOR plus 2.75%)
4.69%	06/07/23	[1,2]	350,000	345,937
U.S. Renal Care, Inc., Term Loan B, 1st Lien
(LIBOR plus 5.00%)
6.81%	06/12/26	[1,2]	1,695,750	1,687,509
Valeant Pharmaceuticals International, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.74%	06/02/25	[1,2]	4,360,313	4,390,748

				7,881,436

Industrials — 0.08%
Berry Global, Inc., Term Loan U, 1st Lien
(LIBOR plus 2.50%)
4.22%	07/01/26	[1,2]	995,000	999,080
Liqui-Box Corp., Term Loan B, 1st Lien
(LIBOR plus 4.50%)
4.50%	06/03/26	[1,2]	1,750,000	1,712,813

				2,711,893

Information Technology — 0.12%
Broadcom, Inc., Delayed-Draw Term Loan A3
(LIBOR plus 1.25%)
1.25%	11/04/22	[1,2]	2,000,000	1,992,080
IQVIA, Inc., Term Loan B1, 1st Lien
(LIBOR plus 1.75%)
3.69%	03/07/24	[1,2]	675,505	680,011
IQVIA, Inc., Term Loan B3, 1st Lien
(LIBOR plus 1.75%)
3.69%	06/11/25	[1,2]	738,750	743,600
SS&C Technologies Holdings Europe SARL, Term Loan B4, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	348,477	351,324
SS&C Technologies, Inc., Term Loan B3, 1st Lien
(LIBOR plus 2.25%)
4.05%	04/16/25	[1,2]	502,599	506,705

				4,273,720

December 2019 / 5

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
BANK LOANS (continued)
Real Estate Investment Trust (REIT) — 0.08%
MGM Growth Properties, Term Loan B, 1st Lien
(LIBOR plus 2.00%)
3.80%	03/21/25	[1,2]	$362,572	$364,711
SBA Senior Finance II LLC, Term Loan B, 1st Lien
(LIBOR plus 1.75%)
3.55%	04/11/25	[1,2]	2,250,725	2,261,866

				2,626,577

Retail — 0.02%
BC ULC/New Red Finance, Inc., Term Loan B, 1st Lien (Canada)
(LIBOR plus 1.75%)
3.55%	11/19/26	[1,2,3]	719,297	721,001

Services — 0.03%
GFL Environmental, Inc., Term Loan B, 1st Lien
(LIBOR plus 3.00%)
4.80%	05/30/25	[1,2]	992,443	995,718

Total Bank Loans (Cost $35,693,498)				35,464,066

CORPORATES — 25.04%*
Automotive — 0.02%
Metalsa SA de CV, Series REGS (Mexico)
4.90%	04/24/23	[3]	500,000	520,469

Banking — 1.32%
Banco Internacional del Peru SAA Interbank, Series REGS (Peru)
6.63%	03/19/29	[3,4]	250,000	280,039
Banco Nacional de Comercio Exterior SNC/Cayman Islands (Mexico)
3.80%	08/11/26	[1,3,4]	2,000,000	2,028,215
Bank of America Corp.
2.74%	01/23/22	[4]	8,625,000	8,689,211
3.00%	12/20/23	[4]	1,515,000	1,551,113
Bank of America Corp. (MTN)
3.12%	01/20/23	[4]	544,000	554,860
Global Bank Corp. Series, REGS (Panama)
5.25%	04/16/29	[3,4]	1,200,000	1,294,500
Lloyds Banking Group PLC (United Kingdom)
2.86%	03/17/23	[3,4]	5,000,000	5,070,717
2.91%	11/07/23	[3,4]	8,530,000	8,661,739
3.90%	03/12/24	[3]	1,500,000	1,585,017
Santander UK Group Holdings PLC (United Kingdom)
2.88%	08/05/21	[3]	4,300,000	4,346,338
3.37%	01/05/24	[3,4]	3,000,000	3,070,513
4.80%	11/15/24	[3,4]	2,000,000	2,160,993

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Banking (continued)
Santander UK PLC (United Kingdom)
2.50%	01/05/21	[3]	$885,000	$890,570
5.00%	11/07/23	[1,3]	3,100,000	3,338,148
Wells Fargo Bank N.A. (BKNT)
2.08%	09/09/22	[4]	1,525,000	1,527,322

				45,049,295

Communications — 3.34%
AT&T, Inc.
4.30%	02/15/30		4,115,000	4,565,652
4.30%	12/15/42		2,300,000	2,470,435
4.80%	06/15/44		4,662,000	5,307,490
5.15%	11/15/46		2,415,000	2,896,052
5.25%	03/01/37		4,935,000	5,913,375
C&W Senior Financing DAC (Ireland)
6.88%	09/15/27	[1,3]	1,200,000	1,285,983
CCO Holdings LLC/CCO Holdings Capital Corp.
5.38%	06/01/29	[1]	3,104,000	3,327,022
Charter Communications Operating LLC/ Charter Communications Operating Capital
3.58%	07/23/20		1,250,000	1,258,084
6.48%	10/23/45		1,490,000	1,858,701
CSC Holdings LLC
5.38%	02/01/28	[1]	1,345,000	1,437,230
6.63%	10/15/25	[1]	867,000	924,430
Intelsat Jackson Holdings SA (Luxembourg)
8.50%	10/15/24	[1,3]	6,392,000	5,820,715
9.75%	07/15/25	[1,3]	3,820,000	3,541,465
Koninklijke KPN NV (Netherlands)
8.38%	10/01/30	[3]	2,370,000	3,302,738
Level 3 Financing, Inc.
4.63%	09/15/27	[1]	3,897,000	3,996,958
Qwest Corp.
6.75%	12/01/21		2,235,000	2,405,420
7.25%	09/15/25		955,000	1,102,543
SES GLOBAL Americas Holdings GP
5.30%	03/25/44	[1]	8,494,000	8,339,781
Sirius XM Radio, Inc.
3.88%	08/01/22	[1]	1,379,000	1,410,027
Sprint Communications, Inc.
7.00%	03/01/20	[1]	3,697,000	3,721,067
Sprint Spectrum Co. LLC/Sprint Spectrum Co. II LLC/Sprint Spectrum Co. III LLC
3.36%	09/20/21	[1]	7,468,125	7,543,926
4.74%	03/20/25	[1]	6,625,000	7,035,054
Time Warner Cable LLC
5.50%	09/01/41		2,972,000	3,326,494
5.88%	11/15/40		965,000	1,119,168

6 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Communications (continued)
T-Mobile USA, Inc.
4.50%	02/01/26		$200,000	$205,123
6.00%	03/01/23		1,264,000	1,289,387
6.00%	04/15/24		7,068,000	7,315,309
6.50%	01/15/24		740,000	762,548
ViacomCBS, Inc.
3.38%	02/15/28		2,625,000	2,692,816
Virgin Media Secured Finance PLC (United Kingdom)
5.50%	08/15/26	[1,3]	983,000	1,034,433
5.50%	05/15/29	[1,3]	3,484,000	3,695,130
Vodafone Group PLC (United Kingdom)
4.88%	06/19/49	[3]	4,673,000	5,441,801
5.25%	05/30/48	[3]	6,072,000	7,305,444

				113,651,801

Consumer Discretionary — 0.72%
Bacardi Ltd. (Bermuda)
4.70%	05/15/28	[1,3]	2,250,000	2,454,688
5.15%	05/15/38	[1,3]	1,500,000	1,697,934
BAT Capital Corp.
4.54%	08/15/47		500,000	502,933
High Ridge Brands Co.
8.88%	03/15/25	[1,6,7]	2,175,000	16,313
KFC Holding Co./Pizza Hut Holdings LLC/ Taco Bell of America LLC
5.00%	06/01/24	[1]	464,000	481,787
Reynolds American, Inc.
5.85%	08/15/45		12,245,000	14,075,019
Reynolds Group Issuer, Inc./Reynolds Group Issuer LLC/Reynolds Group Issuer Luxembourg SA
5.75%	10/15/20		5,383,393	5,396,852

				24,625,526

Electric — 1.60%
AES Panama SRL, Series REGS (Panama)
6.00%	06/25/22	[3]	250,000	258,125
Alabama Power Capital Trust V
5.01%	10/01/42	[4]	1,300,000	1,303,250
Cleco Power LLC
6.00%	12/01/40		1,380,000	1,741,802
Consolidated Edison Co. of New York, Inc.
4.45%	03/15/44		1,000,000	1,163,691
Dominion Energy, Inc.
5.75%	10/01/54	[4]	2,515,000	2,716,837
Duke Energy Carolinas LLC
3.70%	12/01/47		1,810,000	1,950,998
Duquesne Light Holdings, Inc.
6.40%	09/15/20	[1]	4,641,000	4,763,680

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Electric (continued)
Entergy Corp.
4.00%	07/15/22		$1,750,000	$1,824,699
Eskom Holdings SOC Ltd., Series REGS (South Africa)
7.13%	02/11/25	[3]	1,000,000	1,026,500
Interstate Power & Light Co.
3.25%	12/01/24		6,130,000	6,403,097
ITC Holdings Corp.
3.65%	06/15/24		1,251,000	1,312,972
Metropolitan Edison Co.
4.00%	04/15/25	[1]	2,625,000	2,765,337
Mong Duong Finance Holdings BV, Series REGS(Netherlands)
5.13%	05/07/29	[3]	500,000	513,750
NextEra Energy Capital Holdings, Inc. (LIBOR USD 3-Month plus 0.55%)
2.46%	08/28/21	[2]	7,005,000	7,006,239
PNM Resources, Inc.
3.25%	03/09/21		1,073,000	1,085,821
Public Service Co. of New Mexico
3.85%	08/01/25		5,565,000	5,785,433
5.35%	10/01/21		45,000	47,353
Public Service Electric & Gas Co., Series CC
9.25%	06/01/21		6,935,000	7,583,064
Southwestern Electric Power Co.
3.55%	02/15/22		2,625,000	2,687,727
Southwestern Electric Power Co., Series M
4.10%	09/15/28		2,190,000	2,398,843

				54,339,218

Energy — 3.16%
Antero Resources Corp.
5.00%	03/01/25		4,237,000	3,188,343
5.13%	12/01/22		96,000	86,178
5.63%	06/01/23		2,900,000	2,337,226
Centennial Resource Production LLC
5.38%	01/15/26	[1]	400,000	394,139
Enbridge Energy Partners LP
5.88%	10/15/25		2,190,000	2,560,083
Energy Transfer Operating LP
5.15%	03/15/45		3,826,000	3,996,782
5.50%	06/01/27		1,448,000	1,630,360
5.88%	01/15/24		1,745,000	1,934,769
EQM Midstream Partners LP
5.50%	07/15/28		205,000	201,792
EQT Corp.
3.90%	10/01/27		4,315,000	4,018,238
Gulfport Energy Corp.
6.38%	05/15/25		315,000	200,943

December 2019 / 7

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
Hess Corp.
7.88%	10/01/29		$1,855,000	$2,430,147
KazMunayGas National Co. JSC, Series REGS (Kazakhstan)
5.38%	04/24/30	[3]	3,700,000	4,298,849
Kinder Morgan Energy Partners LP
5.80%	03/15/35		210,000	254,616
Kinder Morgan, Inc.
5.30%	12/01/34		875,000	1,032,310
Parsley Energy LLC/Parsley Finance Corp.
5.25%	08/15/25	[1]	523,000	538,907
Peru LNG SRL, Series REGS (Peru)
5.38%	03/22/30	[3]	1,900,000	1,877,599
Perusahaan Gas Negara TBK PT (Indonesia)
5.13%	05/16/24	[1,3]	1,650,000	1,799,964
Petrobras Global Finance BV (Netherlands)
5.09%	01/15/30	[1,3]	49,000	52,565
Petroleos del Peru SA, Series REGS (Peru)
4.75%	06/19/32	[3]	500,000	548,750
Petroleos Mexicanos (Mexico)
1.70%	12/20/22	[3]	45,000	44,775
6.63%	06/15/35	[3]	5,275,000	5,422,357
6.75%	09/21/47	[3]	5,240,000	5,286,112
7.69%	01/23/50	[1,3]	7,827,000	8,568,843
Plains All American Pipeline LP/PAA Finance Corp.
4.65%	10/15/25		6,250,000	6,683,182
Range Resources Corp.
4.88%	05/15/25		4,100,000	3,515,750
Rockies Express Pipeline LLC
5.63%	04/15/20	[1]	6,234,000	6,310,754
6.88%	04/15/40	[1]	3,175,000	3,312,906
Ruby Pipeline LLC
6.50%	04/01/22	[1]	5,033,712	5,209,892
Sabine Pass Liquefaction LLC
4.20%	03/15/28		1,000,000	1,057,170
Southern Co. Gas Capital Corp.
3.25%	06/15/26		2,935,000	3,051,448
Spectra Energy Partners LP
4.60%	06/15/21		3,335,000	3,435,811
Sunoco Logistics Partners Operations LP
5.40%	10/01/47		1,776,000	1,926,509
Targa Resources Partners LP/Targa Resources Partners Finance Corp.
6.88%	01/15/29	[1]	1,422,000	1,581,051
TC PipeLines LP
4.38%	03/13/25		3,000,000	3,202,013
4.65%	06/15/21		2,300,000	2,367,110

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Energy (continued)
TransMontaigne Partners LP/ TLP Finance Corp.
6.13%	02/15/26		$1,302,000	$1,279,667
Transocean Pontus Ltd. (Cayman Islands)
6.13%	08/01/25	[1,3]	1,444,470	1,484,178
Transocean Poseidon Ltd. (Cayman Islands)
6.88%	02/01/27	[1,3]	4,148,000	4,406,514
Transocean Proteus Ltd. (Cayman Islands)
6.25%	12/01/24	[1,3]	777,700	803,298
USA Compression Partners LP/USA Compression Finance Corp.
6.88%	04/01/26		1,709,000	1,797,653
6.88%	09/01/27		1,315,000	1,372,137
Williams Cos., Inc. (The)
6.30%	04/15/40		1,750,000	2,170,991

				107,672,681

Finance — 3.91%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust (Ireland)
3.95%	02/01/22	[3]	1,500,000	1,550,326
4.45%	12/16/21	[3]	1,750,000	1,824,572
5.00%	10/01/21	[3]	2,550,000	2,674,499
Air Lease Corp.
2.25%	01/15/23		2,000,000	2,003,340
3.88%	07/03/23		2,862,000	3,017,726
Alta Wind Holdings LLC
7.00%	06/30/35	[1,6,7]	1,555,577	1,736,941
Avolon Holdings Funding Ltd. (Cayman Islands)
5.13%	10/01/23	[1,3]	2,163,000	2,337,760
Citigroup, Inc.
3.14%	01/24/23	[4]	4,200,000	4,284,042
Daimler Finance North America LLC (LIBOR USD 3-Month plus 0.90%)
2.81%	02/15/22	[1,2]	4,095,000	4,127,859
Ford Motor Credit Co. LLC
2.34%	11/02/20		3,295,000	3,290,994
2.98%	08/03/22		3,015,000	3,016,357
3.20%	01/15/21		5,970,000	6,002,462
3.22%	01/09/22		2,630,000	2,650,207
3.34%	03/18/21		2,000,000	2,014,001
3.34%	03/28/22		7,735,000	7,805,509
3.81%	10/12/21		2,340,000	2,384,009
8.13%	01/15/20		7,780,000	7,796,073
(LIBOR USD 3-Month plus 0.88%)
2.88%	10/12/21	[2]	3,000,000	2,975,082

8 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Finance (continued)
GE Capital International Funding Co. (Ireland)
2.34%	11/15/20	[3]	$13,905,000	$13,895,964
4.42%	11/15/35	[3]	10,117,000	10,840,587
General Motors Financial Co., Inc.
4.20%	03/01/21		1,000,000	1,021,378
4.20%	11/06/21		2,000,000	2,072,203
4.38%	09/25/21		11,000,000	11,400,894
Goldman Sachs Group, Inc. (The)
3.27%	09/29/25	[4]	9,900,000	10,243,589
Morgan Stanley
(LIBOR USD 3-Month plus 0.93%)
2.88%	07/22/22	[2]	8,400,000	8,481,178
Nationwide Building Society (United Kingdom)
3.62%	04/26/23	[1,3,4]	5,000,000	5,145,567
3.77%	03/08/24	[1,3,4]	3,070,000	3,180,052
Park Aerospace Holdings Ltd. (Cayman Islands)
4.50%	03/15/23	[1,3]	1,500,000	1,579,079
5.50%	02/15/24	[1,3]	1,975,000	2,170,841
Raymond James Financial, Inc.
3.63%	09/15/26		1,540,000	1,629,270

				133,152,361

Food — 1.44%
Campbell Soup Co.
(LIBOR USD 3-Month plus 0.50%)
2.39%	03/16/20	[2]	5,000,000	5,001,795
Kraft Heinz Foods Co.
4.38%	06/01/46		7,720,000	7,628,877
4.88%	10/01/49	[1]	7,750,000	8,193,100
5.00%	06/04/42		3,015,000	3,228,005
5.20%	07/15/45		7,805,000	8,489,267
6.88%	01/26/39		1,000,000	1,246,885
7.13%	08/01/39	[1]	1,655,000	2,126,828
Kroger Co. (The)
5.40%	01/15/49		3,647,000	4,453,504
Post Holdings, Inc.
5.50%	12/15/29	[1]	1,200,000	1,281,780
Smithfield Foods, Inc.
5.20%	04/01/29	[1]	4,690,000	5,205,514
Tyson Foods, Inc.
(LIBOR USD 3-Month plus 0.45%)
2.34%	08/21/20	[2]	2,185,000	2,190,252

				49,045,807

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Gaming — 0.09%
Churchill Downs, Inc.
4.75%	01/15/28	[1]	$1,875,000	$1,939,406
5.50%	04/01/27	[1]	1,190,000	1,262,888

				3,202,294

Health Care — 4.09%
AbbVie, Inc.
4.25%	11/21/49	[1]	5,510,000	5,875,699
4.40%	11/06/42		3,655,000	3,976,366
4.45%	05/14/46		2,350,000	2,542,773
4.88%	11/14/48		1,375,000	1,595,178
Aetna, Inc.
2.80%	06/15/23		1,382,000	1,405,481
Allergan Finance LLC
3.25%	10/01/22		3,500,000	3,584,386
Allergan Funding SCS (Luxembourg)
3.80%	03/15/25	[3]	695,000	731,815
Anthem, Inc.
3.50%	08/15/24		7,156,000	7,520,474
3.65%	12/01/27		3,385,000	3,587,683
Bausch Health Cos., Inc. (Canada)
6.50%	03/15/22	[1,3]	1,600,000	1,638,000
7.00%	03/15/24	[1,3]	2,859,000	2,979,321
Bayer U.S. Finance II LLC
4.38%	12/15/28	[1]	12,845,000	14,033,192
4.63%	06/25/38	[1]	2,775,000	3,021,347
4.88%	06/25/48	[1]	3,970,000	4,578,832
5.50%	08/15/25	[1]	2,000,000	2,220,285
Becton Dickinson and Co.
2.89%	06/06/22		1,043,000	1,059,271
6.70%	08/01/28		2,930,000	3,581,925
(LIBOR USD 3-Month plus 0.88%)
2.84%	12/29/20	[2]	1,500,000	1,500,763
Catalent Pharma Solutions, Inc.
5.00%	07/15/27	[1]	268,000	281,226
Centene Corp.
6.13%	02/15/24		3,000,000	3,116,250
CHS/Community Health Systems, Inc.
8.00%	03/15/26	[1]	658,000	683,300
Cigna Corp.
3.05%	10/15/27	[1]	3,375,000	3,422,490
3.88%	10/15/47	[1]	4,825,000	4,925,859
4.13%	11/15/25		4,380,000	4,759,433
CVS Health Corp.
4.30%	03/25/28		3,082,000	3,369,651
5.05%	03/25/48		11,230,000	13,329,076
5.13%	07/20/45		755,000	897,080
Elanco Animal Health, Inc.
4.27%	08/28/23		6,355,000	6,732,704

December 2019 / 9

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Health Care (continued)
Encompass Health Corp.
4.75%	02/01/30		$4,870,000	$5,061,635
Fresenius Medical Care U.S. Finance II, Inc.
4.13%	10/15/20	[1]	1,015,000	1,027,150
Hartford HealthCare Corp.
5.75%	04/01/44		1,525,000	1,971,807
HCA, Inc.
4.13%	06/15/29		3,630,000	3,858,389
5.00%	03/15/24		533,000	583,213
5.25%	04/15/25		2,477,000	2,774,769
5.25%	06/15/49		3,450,000	3,868,705
Humana, Inc.
2.90%	12/15/22		4,795,000	4,895,543
4.95%	10/01/44		1,470,000	1,739,208
Molina Healthcare, Inc.
4.88%	06/15/25	[1]	1,000,000	1,030,415
5.38%	11/15/22		523,000	557,387
Tenet Healthcare Corp.
4.63%	09/01/24	[1]	2,593,000	2,706,703
5.13%	11/01/27	[1]	2,232,000	2,360,340
WellCare Health Plans, Inc.
5.38%	08/15/26	[1]	90,000	96,017

				139,481,141

Industrials — 1.22%
Amcor Finance USA, Inc.
3.63%	04/28/26	[1]	2,125,000	2,189,556
Ardagh Packaging Finance PLC/Ardagh Holdings USA, Inc. (Ireland)
4.13%	08/15/26	[1,3]	1,350,000	1,387,125
BAE Systems Holdings, Inc.
2.85%	12/15/20	[1]	1,895,000	1,908,156
Ball Corp.
4.00%	11/15/23		1,000,000	1,053,750
Berry Global, Inc.
4.88%	07/15/26	[1]	380,000	401,498
Clean Harbors, Inc.
4.88%	07/15/27	[1]	3,000,000	3,163,050
General Electric Co.
4.13%	10/09/42		750,000	775,397
General Electric Co. (GMTN)
4.63%	01/07/21		3,220,000	3,293,820
General Electric Co. (MTN)
4.65%	10/17/21		1,655,000	1,725,965
5.55%	05/04/20		2,600,000	2,626,181
(LIBOR USD 3-Month plus 0.48%)
2.39%	08/15/36	[2]	10,370,000	8,187,632
General Electric Co., Series A (MTN)
6.75%	03/15/32		3,690,000	4,744,148

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Industrials (continued)
Graphic Packaging International LLC
4.75%	07/15/27	[1]	$1,600,000	$1,719,000
4.88%	11/15/22		500,000	525,156
Heathrow Funding Ltd. (United Kingdom)
4.88%	07/15/21	[1,3]	700,000	729,151
Sealed Air Corp.
5.25%	04/01/23	[1]	1,000,000	1,067,915
5.50%	09/15/25	[1]	2,063,000	2,275,314
Titan Acquisition Ltd./Titan Co-Borrower LLC (Canada)
7.75%	04/15/26	[1,3]	1,670,000	1,663,737
Trivium Packaging Finance BV (Netherlands)
5.50%	08/15/26	[1,3]	2,122,000	2,240,034

				41,676,585

Information Technology — 0.53%
Broadcom Corp./Broadcom Cayman Finance Ltd.
2.38%	01/15/20		5,297,000	5,297,319
Broadcom, Inc.
3.13%	04/15/21	[1]	6,230,000	6,307,178
3.13%	10/15/22	[1]	1,500,000	1,528,704
NXP BV/NXP Funding LLC (Netherlands)
3.88%	09/01/22	[1,3]	300,000	311,456
4.13%	06/01/21	[1,3]	800,000	820,511
4.63%	06/15/22	[1,3]	3,675,000	3,875,728

				18,140,896

Insurance — 0.46%
Farmers Exchange Capital
7.20%	07/15/48	[1]	150,000	194,921
Farmers Exchange Capital II
6.15%	11/01/53	[1,4]	2,500,000	3,053,125
Farmers Insurance Exchange
4.75%	11/01/57	[1,4]	3,800,000	3,965,805
8.63%	05/01/24	[1]	942,000	1,129,937
Nationwide Mutual Insurance Co.
4.18%	12/15/24	[1,4]	3,825,000	3,810,656
Teachers Insurance & Annuity Association of America
4.38%	09/15/54	[1,4]	3,425,000	3,583,406

				15,737,850

Materials — 0.40%
Corp. Nacional del Cobre de Chile, Series REGS (Chile)
3.63%	08/01/27	[3]	1,850,000	1,930,105
Indonesia Asahan Aluminum Persero PT
(Indonesia)
6.53%	11/15/28	[1,3]	4,000,000	4,925,000

10 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Materials (continued)
International Flavors & Fragrances, Inc.
5.00%	09/26/48		$4,525,000	$5,078,235
Sasol Financing USA LLC
5.88%	03/27/24		1,200,000	1,303,875
Volcan Cia Minera SAA, Series REGS (Peru)
5.38%	02/02/22	[3]	300,000	314,250

				13,551,465

Real Estate Investment Trust (REIT) — 1.71%
American Campus Communities Operating Partnership LP
3.35%	10/01/20		1,735,000	1,749,464
3.63%	11/15/27		2,246,000	2,366,297
AvalonBay Communities, Inc. (GMTN)
3.63%	10/01/20		1,500,000	1,512,156
CyrusOne LP/CyrusOne Finance Corp.
2.90%	11/15/24		4,185,000	4,209,796
GLP Capital LP/GLP Financing II, Inc.
4.00%	01/15/30		2,435,000	2,487,182
4.88%	11/01/20		1,473,000	1,499,407
5.30%	01/15/29		2,280,000	2,548,151
5.38%	04/15/26		2,680,000	2,967,430
5.75%	06/01/28		3,600,000	4,095,801
Healthcare Realty Trust, Inc.
3.75%	04/15/23		4,146,000	4,283,487
3.88%	05/01/25		2,190,000	2,299,604
Healthpeak Properties, Inc.
4.25%	11/15/23		2,498,000	2,667,368
Hudson Pacific Properties LP
3.95%	11/01/27		2,500,000	2,620,715
MGM Growth Properties Operating Partnership LP/MGP Finance Co.-Issuer, Inc.
5.63%	05/01/24		625,000	684,891
Piedmont Operating Partnership LP
3.40%	06/01/23		4,520,000	4,633,349
Post Apartment Homes LP
3.38%	12/01/22		90,000	92,939
Reckson Operating Partnership LP
7.75%	03/15/20		7,375,000	7,456,681
SL Green Operating Partnership LP (LIBOR USD 3-Month plus 0.98%)
2.88%	08/16/21	[2]	1,500,000	1,500,318
SL Green Realty Corp.
4.50%	12/01/22		3,000,000	3,163,899
Ventas Realty LP
3.25%	10/15/26		4,380,000	4,488,609
3.75%	05/01/24		875,000	920,547

				58,248,091

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Retail — 0.40%
Alimentation Couche-Tard, Inc. (Canada)
3.55%	07/26/27	[1,3]	$1,935,000	$1,991,391
Rite Aid Corp.
6.13%	04/01/23	[1]	6,710,000	6,189,975
Walgreens Boots Alliance, Inc.
3.80%	11/18/24		5,099,000	5,312,993

				13,494,359

Services — 0.36%
DP World Crescent Ltd. (Cayman Islands)
4.85%	09/26/28	[1,3]	2,200,000	2,417,250
IHS Markit Ltd. (Bermuda)
4.00%	03/01/26	[1,3]	1,516,000	1,601,366
4.13%	08/01/23	[3]	3,000,000	3,191,460
4.75%	02/15/25	[1,3]	2,000,000	2,189,820
4.75%	08/01/28	[3]	1,750,000	1,953,153
Waste Pro USA, Inc.
5.50%	02/15/26	[1]	948,000	990,492

				12,343,541

Transportation — 0.27%
America West Airlines Pass-Through Trust, Series 2001-1, Class G
7.10%	04/02/21		611,186	627,858
American Airlines Pass-Through Trust, Series 2011-1, Class A
5.25%	01/31/21		27,016	27,705
American Airlines Pass-Through Trust, Series 2013-2, Class A
4.95%	01/15/23		1,204,277	1,256,034
American Airlines Pass-Through Trust, Series 2015-2, Class AA
3.60%	09/22/27		2,365,890	2,499,741
Continental Airlines Pass-Through Trust, Series 1999-2, Class A1
7.26%	03/15/20		157,030	158,021
Continental Airlines Pass-Through Trust, Series 2000-1, Class A1
8.05%	11/01/20		140,407	142,514
Continental Airlines Pass-Through Trust, Series 2000-2, Class A1
7.71%	04/02/21		153,603	157,556
Continental Airlines Pass-Through Trust, Series 2001-1, Class A1
6.70%	06/15/21		18,766	19,891
Continental Airlines Pass-Through Trust, Series 2007-1, Class A
5.98%	04/19/22		2,103,431	2,214,554
Continental Airlines Pass-Through Trust, Series 2012-1, Class B
6.25%	04/11/20		25,591	25,804

December 2019 / 11

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
CORPORATES (continued)
Transportation (continued)
Delta Air Lines Pass-Through Trust, Series 2002-1, Class G1
6.72%	01/02/23		$841,369	$899,021
U.S. Airways Pass-Through Trust, Series 2001-1, Class G
7.08%	03/20/21		358,400	372,739
U.S. Airways Pass-Through Trust, Series 2010-1, Class A
6.25%	04/22/23		767,120	833,387
U.S. Airways Pass-Through Trust, Series 2012-1, Class A
5.90%	10/01/24		73,128	81,338

				9,316,163

Total Corporates (Cost $818,341,664)				853,249,543

FOREIGN GOVERNMENT OBLIGATIONS — 1.27%
Foreign Government Obligations — 1.27%
Bahrain Government International Bond, Series REGS (Bahrain)
7.00%	10/12/28	[3]	1,400,000	1,658,125
Brazilian Government International Bond (Brazil)
4.63%	01/13/28	[3]	3,450,000	3,717,375
Colombia Government International Bond
(Colombia)
4.50%	01/28/26	[3]	4,500,000	4,909,477
Corp. Financiera de Desarrollo SA, Series REGS (Peru)
4.75%	07/15/25	[3]	2,000,000	2,190,850
Dominican Republic International Bond, Series REGS (Dominican Republic)
6.00%	07/19/28	[3]	3,700,000	4,122,198
Egypt Government International Bond (Egypt)
5.58%	02/21/23	[1,3]	1,600,000	1,675,600
Fondo MIVIVIENDA SA, Series REGS (Peru)
3.50%	01/31/23	[3]	1,000,000	1,024,900
Hazine Mustesarligi Varlik Kiralama AS, Series REGS (Turkey)
4.49%	11/25/24	[3]	270,000	265,275
Mexico Government International Bond (Mexico)
3.75%	01/11/28	[3]	700,000	728,525
Oman Government International Bond (Oman)
5.63%	01/17/28	[1,3]	3,120,000	3,236,376
Paraguay Government International Bond, Series REGS (Paraguay)
4.63%	01/25/23	[3]	950,000	1,006,430

Issues	Maturity Date		Principal Amount	Value
FOREIGN GOVERNMENT OBLIGATIONS (continued)
Foreign Government Obligations (continued)
Qatar Government International Bond (Qatar)
4.50%	04/23/28	[3]	$2,700,000	$3,098,520
Republic of Azerbaijan International Bond, Series REGS (Azerbaijan)
4.75%	03/18/24	[3]	1,200,000	1,286,520
Russian Foreign Bond - Eurobond, Series REGS (Russia)
4.38%	03/21/29	[3]	4,600,000	5,123,489
Saudi Government International Bond, Series REGS (EMTN) (Saudi Arabia)
4.50%	10/26/46	[3]	1,300,000	1,443,650
Saudi Government International Bond (Saudi Arabia)
4.00%	04/17/25	[1,3]	2,700,000	2,915,714
South Africa Government International Bond (South Africa)
4.67%	01/17/24	[3]	900,000	941,040
Turkey Government International Bond (Turkey)
5.13%	03/25/22	[3]	2,250,000	2,307,150
Uruguay Government International Bond (Uruguay)
4.38%	01/23/31	[3]	1,388,717	1,555,710

Total Foreign Government Obligations (Cost $40,615,141)				43,206,924

MORTGAGE-BACKED — 44.02%**
Non-Agency Commercial
Mortgage-Backed — 8.58%
1345 Avenue of the Americas & Park Avenue Plaza Trust, Series 2005-1, Class A3
5.28%	08/10/35	[1]	5,600,000	6,143,870
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2016-ISQ, Class A
2.85%	08/14/34	[1]	2,315,000	2,338,141
Banc of America Merrill Lynch Commercial Mortgage Trust, Series 2018-PARK, Class A
4.09%	08/10/38	[1,4]	7,585,000	8,353,118
Banc of America Merrill Lynch Trust, Series 2011-FSHN, Class A
4.42%	07/11/33	[1]	4,970,000	5,134,070
Bayview Commercial Asset Trust, Series 2004-2, Class A
(LIBOR USD 1-Month plus 0.43%)
2.22%	08/25/34	[1,2]	866,950	854,725
BBCMS Trust, Series 2013-TYSN, Class A2
3.76%	09/05/32	[1]	4,675,000	4,721,077
BB-UBS Trust, Series 2012-SHOW, Class A
3.43%	11/05/36	[1]	3,490,000	3,629,648

12 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Benchmark Mortgage Trust, Series 2019-B15, Class XA (IO)
0.95%	12/15/72	[4]	$51,950,000	$3,317,257
CALI Mortgage Trust, Series 2019-101C, Class A
3.96%	03/10/39	[1]	7,630,000	8,338,516
CD Mortgage Trust, Series 2016-CD1, Class XA (IO)
1.41%	08/10/49	[4]	48,130,506	3,437,368
Century Plaza Towers, Series 2019-CPT, Class A
2.87%	11/13/39	[1]	6,125,000	6,167,428
Citigroup Commercial Mortgage Trust, Series 2012-GC8, Class XA (IO)
1.77%	09/10/45	[1,4]	38,717,181	1,484,835
Citigroup Commercial Mortgage Trust, Series 2015-GC27, Class XA (IO)
1.36%	02/10/48	[4]	73,152,809	3,906,759
Commercial Mortgage Trust, Series 2010-C1, Class A3
4.21%	07/10/46	[1]	17,848,945	17,918,759
Commercial Mortgage Trust, Series 2012-CR4, Class XA (IO)
1.70%	10/15/45	[4]	43,344,458	1,721,382
Commercial Mortgage Trust, Series 2012-CR5, Class XA (IO)
1.53%	12/10/45	[4]	73,732,858	2,840,669
Commercial Mortgage Trust, Series 2013-300P, Class A1
4.35%	08/10/30	[1]	2,840,000	3,008,707
Commercial Mortgage Trust, Series 2013-CR13, Class XA (IO)
0.77%	11/10/46	[4]	63,625,999	1,669,629
Commercial Mortgage Trust, Series 2013-LC6, Class XA (IO)
1.34%	01/10/46	[4]	34,946,357	1,150,693
Commercial Mortgage Trust, Series 2014-277P, Class A
3.61%	08/10/49	[1,4]	6,275,000	6,617,416
Commercial Mortgage Trust, Series 2014-CR16, Class A3
3.78%	04/10/47		8,524,400	8,973,005
Commercial Mortgage Trust, Series 2014-CR16, Class XA (IO)
0.98%	04/10/47	[4]	109,459,725	3,893,767
DC Office Trust, Series 2019-MTC, Class A
2.97%	09/15/45	[1]	6,555,000	6,653,112
Deutsche Bank Commercial Mortgage Trust, Series 2016-SFC, Class A
2.83%	08/10/36	[1]	6,000,000	6,045,625

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
GE Business Loan Trust, Series 2007-1A, Class A
(LIBOR USD 1-Month plus 0.17%)
1.91%	04/15/35	[1,2]	$3,030,405	$2,973,705
GS Mortgage Securities Trust, Series 2012-GC6, Class XA (IO)
1.93%	01/10/45	[1,4]	50,859,155	1,423,370
GS Mortgage Securities Trust, Series 2014-GC20, Class XA (IO)
1.06%	04/10/47	[4]	78,389,560	2,417,373
GS Mortgage Securities Trust, Series 2014-GC24, Class A4
3.67%	09/10/47		17,000,000	17,967,133
Hudson Yards Mortgage Trust,
Series 2019-30HY, Class A
3.23%	07/10/39	[1]	6,340,000	6,617,277
Hudson Yards Mortgage Trust, Series 2019-55HY, Class A
3.04%	12/10/41	[1]	6,555,000	6,673,305
Hudson Yards Mortgage Trust, Series 2019-55HY, Class F
3.04%	12/10/41	[1,4]	2,250,000	1,992,610
Irvine Core Office Trust, Series 2013-IRV, Class A2
3.17%	05/15/48	[1,4]	2,750,000	2,827,387
JPMBB Commercial Mortgage Securities
Trust, Series 2013-C14, Class XA (IO)
0.57%	08/15/46	[4]	73,161,362	1,302,426
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class XA (IO)
1.00%	08/15/47	[4]	22,088,055	792,846
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2010-C1,
Class A2
4.61%	06/15/43	[1]	3,208,777	3,208,729
JPMorgan Chase Commercial Mortgage
Securities Trust, Series 2013-LC11,
Class XA (IO)
1.26%	04/15/46	[4]	12,129,404	424,142
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2015-JP1,
Class A4
3.65%	01/15/49		7,400,000	7,921,335
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2019-OSB,
Class A
3.40%	06/05/39	[1]	8,000,000	8,387,500
Key Commercial Mortgage Securities Trust, Series 2018-S1, Class A1
3.72%	10/15/53	[1]	7,582,129	7,848,565

December 2019 / 13

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Lehman Brothers Small Balance Commercial
Mortgage Trust, Series 2007-2A, Class 1A4
(LIBOR USD 1-Month plus 0.25%)
1.96%	06/25/37	[1,2]	$1,552,247	$1,527,237
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2012-C6, Class A4
2.86%	11/15/45		1,136,266	1,153,232
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2013-C12, Class XA (IO)
0.61%	10/15/46	[4]	33,552,894	625,634
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class A4
3.31%	04/15/48		2,195,000	2,288,680
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2015-C22, Class XA (IO)
1.08%	04/15/48	[4]	77,366,918	3,142,172
Natixis Commercial Mortgage Securities Trust, Series 2019-MILE, Class A
(LIBOR USD 1-Month plus 1.50%)
3.24%	07/15/36	[1,2]	2,470,000	2,474,697
One Bryant Park Trust, Series 2019-OBP, Class A
2.52%	09/15/54	[1]	6,895,000	6,728,185
One Market Plaza Trust, Series 2017-1MKT, Class A
3.61%	02/10/32	[1]	5,600,000	5,733,508
RBS Commercial Funding, Inc., Trust, Series 2013-GSP, Class A
3.83%	01/15/32	[1,4]	3,460,000	3,636,346
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class A2B
4.14%	01/05/43	[1,4]	1,840,000	1,913,265
SFAVE Commercial Mortgage Securities Trust, Series 2015-5AVE, Class XA (IO)
0.60%	01/05/43	[1,4]	28,685,000	1,637,403
TIAA Seasoned Commercial Mortgage Trust,
Series 2007-C4, Class AJ
5.50%	08/15/39	[4]	4,495	4,494
Wells Fargo Commercial Mortgage Trust,
Series 2010-C1, Class A2
4.39%	11/15/43	[1]	19,127,134	19,244,293
Wells Fargo Commercial Mortgage Trust, Series 2014-LC16, Class XA (IO)
1.11%	08/15/50	[4]	52,367,660	2,040,249
Wells Fargo Commercial Mortgage Trust, Series 2015-C29, Class A4
3.64%	06/15/48		2,195,000	2,332,947
Wells Fargo Commercial Mortgage Trust, Series 2015-NXS2, Class A5
3.77%	07/15/58	[4]	8,800,000	9,413,699

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Commercial Mortgage-Backed (continued)
Wells Fargo Commercial Mortgage Trust, Series 2016-C33, Class XA (IO)
1.75%	03/15/59	[4]	$107,654,754	$8,092,704
Wells Fargo Commercial Mortgage Trust, Series 2016-C34, Class A4
3.10%	06/15/49		10,000,000	10,308,168
WF-RBS Commercial Mortgage Trust, Series 2011-C5, Class XA (IO)
1.71%	11/15/44	[1,4]	20,512,070	457,704
WF-RBS Commercial Mortgage Trust, Series 2012-C10, Class XA (IO)
1.54%	12/15/45	[1,4]	67,061,506	2,590,593
WF-RBS Commercial Mortgage Trust, Series 2012-C8, Class XA (IO)
1.81%	08/15/45	[1,4]	44,297,390	1,601,326
WF-RBS Commercial Mortgage Trust, Series 2012-C9, Class XA (IO)
1.90%	11/15/45	[1,4]	37,539,590	1,633,161
WF-RBS Commercial Mortgage Trust, Series 2013-C14, Class XA (IO)
0.73%	06/15/46	[4]	76,376,132	1,504,182
WF-RBS Commercial Mortgage Trust, Series 2014-C20, Class A4
3.72%	05/15/47		2,195,000	2,299,284
WF-RBS Commercial Mortgage Trust, Series 2014-C23, Class XA (IO)
0.57%	10/15/57	[4]	86,997,588	2,009,575
Worldwide Plaza Trust, Series 2017-WWP, Class A
3.53%	11/10/36	[1]	6,500,000	6,854,914

				292,344,931

Non-Agency Mortgage-Backed — 24.48%
Aames Mortgage Investment Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.56%)
2.35%	04/25/36	[2]	1,815,242	1,802,698
Accredited Mortgage Loan Trust, Series 2006-1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.07%	04/25/36	[2]	3,862,511	3,806,548
ACE Securities Corp. Home Equity Loan Trust, Series 2006-OP2, Class A2C
(LIBOR USD 1-Month plus 0.15%)
1.94%	08/25/36	[2]	474,160	468,682
ACE Securities Corp. Home Equity Loan Trust, Series 2007-ASP1, Class A2D
(LIBOR USD 1-Month plus 0.38%)
2.17%	03/25/37	[2]	2,821,346	1,817,830
Adjustable Rate Mortgage Trust, Series 2005-4, Class 5A1
3.74%	08/25/35	[4]	2,577,900	2,355,044

14 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Adjustable Rate Mortgage Trust, Series 2005-5, Class 6A21
(LIBOR USD 1-Month plus 0.23%)
2.02%	09/25/35	[2]	$8,770	$8,793
Adjustable Rate Mortgage Trust, Series 2007-1, Class 1A1
4.19%	03/25/37	[4]	3,108,642	2,847,799
Alternative Loan Trust, Series 2005-76, Class 1A1
(Federal Reserve US 12-Month Cumulative Average plus 1.48%)
3.72%	01/25/36	[2]	4,702,966	4,695,792
Alternative Loan Trust, Series 2006-HY12, Class A5
3.96%	08/25/36	[4]	4,709,467	4,940,917
American Home Mortgage Investment Trust, Series 2006-1, Class 12A1
(LIBOR USD 1-Month plus 0.40%)
2.19%	03/25/46	[2]	5,052,035	4,865,012
Asset-Backed Funding Certificates, Series 2007-NC1, Class A2
(LIBOR USD 1-Month plus 0.30%)
2.09%	05/25/37	[1,2]	5,186,020	5,102,519
Asset-Backed Funding Certificates, Series 2007-WMC1, Class A2B
(LIBOR USD 1-Month plus 1.00%)
2.79%	06/25/37	[2]	4,405,298	3,966,239
Asset-Backed Securities Corp. Home Equity
Loan Trust, Series 2004-HE9, Class M1
(LIBOR USD 1-Month plus 0.98%)
2.77%	12/25/34	[2]	1,721,295	1,713,264
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE1, Class A4
(LIBOR USD 1-Month plus 0.30%)
2.09%	01/25/36	[2]	5,000,000	4,963,514
Asset-Backed Securities Corp. Home Equity Loan Trust, Series 2006-HE5, Class A5
(LIBOR USD 1-Month plus 0.24%)
2.03%	07/25/36	[2]	9,754,000	9,308,983
Banc of America Alternative Loan Trust, Series 2003-8, Class 1CB1
5.50%	10/25/33		986,541	1,010,524
Banc of America Funding Trust, Series 2004-B, Class 5A1
4.27%	11/20/34	[4]	327,538	324,929
Banc of America Funding Trust, Series 2006-D, Class 3A1
4.21%	05/20/36	[4]	1,201,324	1,170,718
Banc of America Funding Trust, Series 2006-G, Class 2A1
(LIBOR USD 1-Month plus 0.44%)
2.20%	07/20/36	[2]	850,986	852,795

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Banc of America Funding Trust, Series 2006-G, Class 2A4
(LIBOR USD 1-Month plus 0.58%)
2.34%	07/20/36	[2]	$3,398,610	$3,413,093
Banc of America Funding Trust, Series 2015-R3, Class 6A2
1.88%	05/27/36	[1,4]	17,663,485	16,831,201
Banc of America Funding Trust, Series 2016-R1, Class A1
2.50%	03/25/40	[1,4]	3,475,225	3,472,153
Banc of America Funding Trust, Series 2016-R1, Class B1
3.50%	03/25/40	[1,4]	16,181,000	16,260,352
Banc of America Mortgage Trust, Series 2005-K, Class 2A1
3.79%	12/25/35	[4]	1,403,974	1,393,693
BCAP LLC Trust, Series 2007-AA1, Class 2A1
(LIBOR USD 1-Month plus 0.18%)
1.97%	03/25/37	[2]	4,388,381	4,217,127
BCAP LLC Trust, Series 2014-RR2, Class 6A1
(LIBOR USD 1-Month plus 0.24%)
1.95%	10/26/36	[1,2]	7,720,368	7,700,550
BCAP LLC Trust, Series 2014-RR3, Class 4A1
2.01%	03/26/36	[1,4]	4,674,764	4,548,195
Bear Stearns ALT-A Trust, Series 2005-1, Class M1
(LIBOR USD 1-Month plus 0.75%)
2.54%	01/25/35	[2]	14,758,930	14,798,619
Bear Stearns ALT-A Trust, Series 2005-2, Class 2A4
4.04%	04/25/35	[4]	1,899,876	1,918,239
Bear Stearns ALT-A Trust, Series 2005-8, Class 11A1
(LIBOR USD 1-Month plus 0.54%)
2.33%	10/25/35	[2]	9,300,918	9,210,613
Bear Stearns ARM Trust, Series 2005-9, Class A1
(US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.30%)
4.27%	10/25/35	[2]	2,410,252	2,481,803
Bear Stearns Asset-Backed Securities I Trust, Series 2005-AC6, Class 1A3
5.50%	09/25/35	[4]	522,203	534,239
Bear Stearns Asset-Backed Securities I Trust, Series 2006-AC2, Class 21A3
6.00%	03/25/36		69,333	84,485

December 2019 / 15

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Bear Stearns Mortgage Funding Trust, Series 2007-AR4, Class 1A1
(LIBOR USD 1-Month plus 0.20%)
1.99%	09/25/47	[2]	$9,975,003	$9,418,104
BX Trust, Series 2019-OC11, Class A
3.20%	12/09/41	[1]	3,860,000	3,970,273
Carrington Mortgage Loan Trust, Series 2005-OPT2, Class M4
(LIBOR USD 1-Month plus 0.98%)
2.77%	05/25/35	[2]	2,960,000	2,971,377
Carrington Mortgage Loan Trust, Series 2006-OPT1, Class M1
(LIBOR USD 1-Month plus 0.35%)
2.14%	02/25/36	[2]	3,620,000	3,601,791
Centex Home Equity Loan Trust, Series 2006-A, Class AV4
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/36	[2]	1,687,743	1,681,486
Chase Mortgage Finance Trust, Series 2007-A1, Class 8A1
4.25%	02/25/37	[4]	1,032,869	1,081,695
CIM Trust, Series 2016-3, Class A1
(LIBOR USD 1-Month plus 2.50%)
4.21%	02/25/56	[1,2]	10,591,485	10,937,875
CIM Trust, Series 2017-6, Class A1
3.02%	06/25/57	[1,4]	13,254,764	13,250,642
CIM Trust, Series 2017-8, Class A1
3.00%	12/25/65	[1,4]	11,892,548	11,908,101
CIM Trust, Series 2018-R4, Class A1
4.07%	12/26/57	[1,4]	11,773,325	11,913,352
CIM Trust, Series 2018-R5, Class A1
3.75%	07/25/58	[1,4]	11,631,421	11,771,182
CIM Trust, Series 2019-R3, Class A
2.63%	06/25/58	[1,4]	14,584,764	14,520,826
Citigroup Mortgage Loan Trust, Inc., Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.26%)
2.05%	11/25/35	[2]	64,003	53,050
Citigroup Mortgage Loan Trust, Inc., Series 2006-AR3, Class 1A2A
4.54%	06/25/36	[4]	259,577	253,391
Citigroup Mortgage Loan Trust, Inc., Series 2006-HE2, Class A2D
(LIBOR USD 1-Month plus 0.24%)
2.03%	08/25/36	[2]	1,048,938	1,038,766
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH2, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.06%	08/25/36	[2]	8,972,899	8,933,197

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Citigroup Mortgage Loan Trust, Inc., Series 2006-WFH3, Class M1
(LIBOR USD 1-Month plus 0.29%)
2.08%	10/25/36	[2]	$4,713,732	$4,737,566
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFH1, Class A4
(LIBOR USD 1-Month plus 0.20%)
1.99%	01/25/37	[2]	281,335	281,913
Citigroup Mortgage Loan Trust, Inc., Series 2007-WFHE2, Class A4
(LIBOR USD 1-Month plus 0.35%)
2.14%	03/25/37	[2]	1,471,794	1,475,160
Conseco Finance Corp., Series 1998-6, Class A8
6.66%	06/01/30	[4]	14,872	15,343
Countrywide Asset-Backed Certificates Trust, Series 2004-15, Class MV4
(LIBOR USD 1-Month plus 1.28%)
3.07%	04/25/35	[2]	2,414,283	2,435,651
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-3, Class 1A2
(LIBOR USD 1-Month plus 0.58%)
2.37%	04/25/35	[2]	4,738,968	4,538,713
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2005-9, Class 1A1
(LIBOR USD 1-Month plus 0.60%)
2.39%	05/25/35	[2]	103,350	90,734
Credit Suisse First Boston Mortgage
Securities Corp., Series 2003-AR26,
Class 3A1
4.09%	11/25/33	[4]	809,346	812,144
Credit Suisse First Boston Mortgage Securities Corp., Series 2005-11, Class 1A1
6.50%	12/25/35		741,308	605,893
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2004-AR5, Class 9A1
2.94%	06/25/34	[4]	78,116	77,438
Credit Suisse Mortgage Capital Trust, Series 2006-8, Class 3A1
6.00%	10/25/21		57,603	49,798
Credit Suisse Mortgage Capital Trust, Series 2019-RPL2, Class A1A
4.34%	07/25/58	[1]	13,993,343	14,251,614
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2B (STEP-reset date 02/25/20)
3.96%	02/25/37		5,956,852	4,705,624

16 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB2, Class A2C (STEP-reset date 02/25/20)
3.96%	02/25/37		$1,425,723	$1,126,112
Credit-Based Asset Servicing and Securitization LLC, Mortgage Loan Trust, Series 2007-CB3, Class A3 (STEP-reset date 02/25/20)
3.75%	03/25/37		6,644,403	3,838,110
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB2, Class AF3 (STEP-reset date 02/25/20)
3.32%	12/25/36		845,664	740,521
Credit-Based Asset Servicing and Securitization LLC, Series 2006-CB9, Class A2
(LIBOR USD 1-Month plus 0.11%)
1.90%	11/25/36	[2]	9,407,483	5,798,564
Credit-Based Asset Servicing and
Securitization LLC, Series 2007-CB1,
Class AF2 (STEP-reset date 02/25/20)
3.48%	01/25/37		2,512,628	1,206,258
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB4, Class A1A
(LIBOR USD 1-Month plus 0.09%)
1.88%	04/25/37	[2]	3,047,813	2,901,624
Credit-Based Asset Servicing and Securitization LLC, Series 2007-CB5, Class A1
(LIBOR USD 1-Month plus 0.06%)
1.85%	04/25/37	[2]	1,805,601	1,390,215
DSLA Mortgage Loan Trust, Series 2004-AR4, Class 2A1A
(LIBOR USD 1-Month plus 0.36%)
2.12%	01/19/45	[2]	942,159	867,393
DSLA Mortgage Loan Trust, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.29%)
2.05%	10/19/45	[2]	5,059,278	4,933,115
DSLA Mortgage Loan Trust, Series 2006-AR2, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.96%	10/19/36	[2]	7,343,877	6,595,848
DSLA Mortgage Loan Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.14%)
1.90%	04/19/47	[2]	2,098,869	1,954,493
First Franklin Mortgage Loan Trust, Series 2006-FF13, Class A2C
(LIBOR USD 1-Month plus 0.16%)
1.95%	10/25/36	[2]	975,972	763,621

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Franklin Mortgage Loan Trust, Series 2006-FF18, Class A2D
(LIBOR USD 1-Month plus 0.21%)
2.00%	12/25/37	[2]	$1,174,125	$1,096,895
First Franklin Mortgage Loan Trust, Series 2006-FF4, Class A3
(LIBOR USD 1-Month plus 0.28%)
2.27%	03/25/36	[2]	14,539,427	13,907,938
First Franklin Mortgage Loan Trust, Series 2006-FF9, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
2.04%	06/25/36	[2]	8,650,000	7,822,785
First Franklin Mortgage Loan Trust, Series 2007-1, Class A2C
(LIBOR USD 1-Month plus 0.25%)
2.04%	04/25/37	[2]	22,371,529	13,397,103
First Franklin Mortgage Loan Trust, Series 2007-FF1, Class A2D
(LIBOR USD 1-Month plus 0.22%)
2.01%	01/25/38	[2]	5,449,868	3,891,350
First Franklin Mortgage Loan Trust, Series 2007-FF2, Class A2B
(LIBOR USD 1-Month plus 0.10%)
1.89%	03/25/37	[2]	704,196	455,492
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A1
4.06%	09/25/34	[4]	420,506	422,160
First Horizon Alternative Mortgage Securities Trust, Series 2004-AA3, Class A3
4.06%	09/25/34	[4]	646,608	649,150
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA10, Class 1A1
3.71%	12/25/35	[4]	1,492,709	1,391,619
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA12, Class 2A1
3.88%	02/25/36	[4]	2,115,957	1,822,510
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA2, Class 2A1
3.85%	04/25/35	[4]	2,672,921	2,727,468
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA3, Class 3A1
3.88%	05/25/35	[4]	2,495,677	2,480,682
First Horizon Alternative Mortgage Securities
Trust, Series 2005-AA7, Class 2A1
4.06%	09/25/35	[4]	3,060,960	2,967,844
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA8, Class 2A1
3.96%	10/25/35	[4]	3,200,513	2,547,851
First Horizon Alternative Mortgage Securities Trust, Series 2005-AA9, Class 2A1
3.89%	11/25/35	[4]	2,010,306	1,841,453

December 2019 / 17

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA1, Class 1A1
4.13%	03/25/36	[4]	$2,639,859	$2,246,984
First Horizon Alternative Mortgage Securities Trust, Series 2006-AA7, Class A1
3.70%	01/25/37	[4]	3,747,217	3,434,169
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 1A1
4.16%	09/25/35	[4]	3,042,379	2,725,149
First Horizon Mortgage Pass-Through Trust, Series 2005-AR4, Class 2A1
4.10%	10/25/35	[4]	119,377	116,633
First Horizon Mortgage Pass-Through Trust, Series 2005-AR5, Class 2A1
4.28%	11/25/35	[4]	1,331,542	1,203,037
First Horizon Mortgage Pass-Through Trust, Series 2007-AR2, Class 1A2
4.76%	08/25/37	[4]	122,837	90,655
GMACM Mortgage Corp. Loan Trust, Series 2005-AR5, Class 2A1
4.48%	09/19/35	[4]	1,717,972	1,375,069
GMACM Mortgage Corp. Loan Trust, Series 2005-AR5, Class 3A1
3.98%	09/19/35	[4]	2,014,388	1,958,477
GMACM Mortgage Corp. Loan Trust, Series 2006-AR1, Class 1A1
4.16%	04/19/36	[4]	4,467,807	4,182,039
GreenPoint Mortgage Funding Trust, Series 2005-HY1, Class 2A
(LIBOR USD 1-Month plus 0.29%)
2.08%	07/25/35	[2]	538,423	539,075
GreenPoint Mortgage Funding Trust, Series 2006-AR8, Class 1A2A8
0.00%	01/25/47	[9]	1,060,000	—
GreenPoint Mortgage Funding Trust, Series 2007-AR1, Class 2A1A
(LIBOR USD 1-Month plus 0.20%)
1.99%	03/25/47	[2]	16,466,287	15,371,760
GSAMP Trust, Series 2005-HE5, Class M2
(LIBOR USD 1-Month plus 0.43%)
2.22%	11/25/35	[2]	4,682,443	4,700,500
GSR Mortgage Loan Trust, Series 2005-7F, Class 3A3 (IO)
(-1.00 X LIBOR USD 1-Month plus 5.50%, 5.50% Cap)
3.71%	09/25/35	[2,6,7]	23,180	905
GSR Mortgage Loan Trust, Series 2005-AR4, Class 5A1
4.63%	07/25/35	[4]	1,118,670	1,069,287
GSR Mortgage Loan Trust, Series 2006-AR2, Class 2A1
3.94%	04/25/36	[4]	268,522	231,236

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
GSR Mortgage Loan Trust, Series 2007-AR2, Class 5A1A
4.18%	05/25/37	[4]	$1,056,194	$961,958
HarborView Mortgage Loan Trust, Series 2005-10, Class 2A1A
(LIBOR USD 1-Month plus 0.31%)
2.07%	11/19/35	[2]	3,230,998	2,930,236
HarborView Mortgage Loan Trust, Series 2006-7, Class 1A
(LIBOR USD 1-Month plus 0.21%)
1.97%	09/19/46	[2]	13,890,527	13,429,934
HarborView Mortgage Loan Trust, Series 2007-6, Class 1A1A
(LIBOR USD 1-Month plus 0.20%)
1.96%	08/19/37	[2]	15,307,518	14,351,788
Home Equity Mortgage Loan Asset-Backed Trust, Series 2005-D, Class AII4
(LIBOR USD 1-Month plus 0.35%)
2.14%	03/25/36	[2]	6,581,111	6,480,176
HSI Asset Securitization Corp. Trust, Series 2005-OPT1, Class M1
(LIBOR USD 1-Month plus 0.63%)
2.42%	11/25/35	[2]	5,298,760	5,298,272
Impac CMB Trust, Series 2005-2, Class 1A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	04/25/35	[2]	4,400,220	4,297,353
IndyMac Index Mortgage Loan Trust, Series 2005-AR14, Class 1A1A
(LIBOR USD 1-Month plus 0.28%)
2.07%	07/25/35	[2]	13,793,755	11,556,756
IndyMac Index Mortgage Loan Trust, Series 2005-AR19, Class A1
3.57%	10/25/35	[4]	2,581,509	2,345,974
IndyMac Index Mortgage Loan Trust, Series 2006-AR27, Class 1A3
(LIBOR USD 1-Month plus 0.27%)
2.06%	10/25/36	[2]	7,359,744	4,607,910
IndyMac Index Mortgage Loan Trust, Series 2006-AR7, Class 3A1
3.98%	05/25/36	[4]	449,569	399,075
IndyMac Index Mortgage Loan Trust, Series 2006-AR9, Class 3A3
3.69%	06/25/36	[4]	4,065,880	3,982,568
IndyMac Manufactured Housing Contract Pass-Through Certificates, Series 1998-1, Class A4
6.49%	09/25/28		50,006	51,400
JPMorgan Mortgage Acquisition Trust, Series 2006-ACC1, Class M1
(LIBOR USD 1-Month plus 0.27%)
2.06%	05/25/36	[2]	7,029,642	7,013,652

18 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
JPMorgan Mortgage Acquisition Trust, Series 2006-CH1, Class M2
(LIBOR USD 1-Month plus 0.29%)
2.08%	07/25/36	[2]	$12,400,000	$12,164,990
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV1
(LIBOR USD 1-Month plus 0.23%)
2.02%	11/25/36	[2]	2,439,234	2,445,020
JPMorgan Mortgage Acquisition Trust, Series 2007-CH1, Class MV3
(LIBOR USD 1-Month plus 0.32%)
2.11%	11/25/36	[2]	14,417,000	14,395,604
JPMorgan Mortgage Acquisition Trust, Series 2007-CH5, Class A4
(LIBOR USD 1-Month plus 0.16%)
1.95%	06/25/36	[2]	912,003	909,983
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1
4.21%	08/25/35	[4]	40,647	40,197
JPMorgan Mortgage Trust, Series 2006-A3, Class 2A1
4.33%	05/25/36	[4]	36,217	35,728
JPMorgan Mortgage Trust, Series 2006-S2, Class 2A2
5.88%	06/25/21		156,179	146,756
JPMorgan Mortgage Trust, Series 2007-S1, Class 1A2
5.50%	03/25/22		32,281	31,159
Legacy Mortgage Asset Trust, Series 2017-RPL1, Class A
(LIBOR USD 1-Month plus 1.75%)
3.55%	01/28/70	[1,2]	13,033,300	13,237,579
Legacy Mortgage Asset Trust, Series 2019-GS4, Class A1
(STEP-reset date 02/25/20)
3.44%	05/25/59	[1]	14,321,418	14,420,981
Lehman XS Trust, Series 2005-4, Class 1A3
(LIBOR USD 1-Month plus 0.80%)
2.59%	10/25/35	[2]	79,502	79,551
Lehman XS Trust, Series 2005-5N, Class 3A1A
(LIBOR USD 1-Month plus 0.30%)
2.09%	11/25/35	[2]	4,290,260	4,285,383
Lehman XS Trust, Series 2006-GP2, Class 1A5A
(LIBOR USD 1-Month plus 0.21%)
2.00%	06/25/46	[2]	7,370,514	6,837,644
Lehman XS Trust, Series 2007-18N, Class 1A1
(LIBOR USD 1-Month plus 0.85%)
2.64%	10/25/37	[2]	7,536,165	7,216,334

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
MASTR Adjustable Rate Mortgages Trust, Series 2003-7, Class 3A1
3.89%	11/25/33	[4]	$300,913	$300,908
MASTR Adjustable Rate Mortgages Trust, Series 2004-15, Class 8A1
4.95%	10/25/34	[4]	405,069	404,311
MASTR Adjustable Rate Mortgages Trust, Series 2004-3, Class 3A3
4.24%	04/25/34	[4]	70,806	71,155
MASTR Adjustable Rate Mortgages Trust, Series 2006-2, Class 4A1
4.47%	02/25/36	[4]	32,086	31,772
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A1
(LIBOR USD 1-Month plus 0.15%)
1.94%	03/25/47	[2]	5,088,864	4,852,600
MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2[8]
0.00%	03/25/47	6,7,9,†	20,725,600	—
MASTR Asset-Backed Securities Trust, Series 2007-HE1, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.07%	05/25/37	[2]	3,150,000	2,789,139
Merrill Lynch Alternative Note Asset Trust, Series 2007-A3, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.12%	04/25/37	[2,6,7]	883,581	72,319
Merrill Lynch First Franklin Mortgage Loan Trust, Series 2007-4, Class 2A4
(LIBOR USD 1-Month plus 0.25%)
2.04%	07/25/37	[2]	1,209,318	808,340
Merrill Lynch Mortgage Investors Trust, Series 2003-A6, Class 2A
4.16%	10/25/33	[4]	187,488	189,184
Merrill Lynch Mortgage-Backed Securities Trust, Series 2007-2, Class 1A1 (US Treasury Yield Curve Rate T Note Constant Maturity 1 Year plus 2.40%)
4.00%	08/25/36	[2]	1,689,778	1,675,344
Mid-State Capital Corp., Series 2004-1, Class B
8.90%	08/15/37		54,457	61,819
Morgan Stanley Capital I Trust, Series 2006-NC2, Class A2D
(LIBOR USD 1-Month plus 0.29%)
2.08%	02/25/36	[2]	2,737,761	2,689,033
Morgan Stanley Home Equity Loan Trust, Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.28%)
2.07%	02/25/36	[2]	3,068,590	3,051,991

December 2019 / 19

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Morgan Stanley Mortgage Loan Trust, Series 2004-7AR, Class 2A4
3.95%	09/25/34	[4]	$417,003	$411,327
Morgan Stanley Mortgage Loan Trust, Series 2006-2, Class 1A
5.25%	02/25/21		119,180	118,038
Morgan Stanley Resecuritization Trust, Series 2013-R3, Class 12A8
0.00%	01/26/47	6,9,†	1,200,000	—
Morgan Stanley Resecuritization Trust, Series 2014-R9, Class 3A (Federal Reserve US 12-Month Cumulative Average plus 0.84%)
3.17%	11/26/46	[1,2]	2,177,117	2,129,653
MortgageIT Trust, Series 2005-2, Class 2A
(LIBOR USD 1-Month plus 1.65%)
3.36%	05/25/35	[2]	2,188,208	2,239,900
MortgageIT Trust, Series 2005-4, Class A1
(LIBOR USD 1-Month plus 0.28%)
2.07%	10/25/35	[2]	2,518,890	2,494,182
MortgageIT Trust, Series 2005-5, Class A1
(LIBOR USD 1-Month plus 0.52%)
2.31%	12/25/35	[2]	464,705	463,764
New Century Home Equity Loan Trust, Series 2005-D, Class A2D
(LIBOR USD 1-Month plus 0.33%)
2.12%	02/25/36	[2]	2,586,341	2,535,545
New York Mortgage Trust, Series 2005-3, Class A1
(LIBOR USD 1-Month plus 0.48%)
2.27%	02/25/36	[2]	634,297	628,333
Nomura Asset Acceptance Corp., Series 2005-AR4, Class 4A1
4.36%	08/25/35	[4]	3,206,322	3,204,065
Nomura Resecuritization Trust, Series 2016-2R, Class 1A1
1.86%	09/26/36	[1,4]	4,528,497	4,473,004
Nomura Resecuritization Trust, Series 2011-2RA, Class 1A2
3.96%	12/26/46	[1,4]	2,210,179	2,232,453
NRPL, Series 2019-3A, Class A1 (STEP-reset date 02/25/20)
3.00%	07/25/59	[1]	14,749,329	14,736,768
Oakwood Mortgage Investors, Inc., Series 2000-A, Class A5
8.16%	09/15/29	[4]	10,612,680	5,226,930
Opteum Mortgage Acceptance Corp. Asset-Backed Pass-Through Certificates, Series 2005-3, Class M2
(LIBOR USD 1-Month plus 0.48%)
2.27%	07/25/35	[2]	11,301,000	11,071,905

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Ownit Mortgage Loan Trust, Series 2006-2, Class A1
(LIBOR USD 1-Month plus 0.21%)
2.00%	01/25/37	[2]	$10,260,231	$10,093,982
Popular ABS Mortgage Pass-Through Trust, Series 2007-A, Class A3
(LIBOR USD 1-Month plus 0.31%)
2.10%	06/25/47	[2]	5,152,000	4,713,540
RAAC Trust, Series 2005-SP1, Class 4A1
7.00%	09/25/34		111,141	114,975
Residential Accredit Loans Trust, Series 2005-QA13, Class 2A1
4.63%	12/25/35	[4]	2,299,604	2,112,876
Residential Accredit Loans Trust, Series 2005-QA4, Class A41
4.36%	04/25/35	[4]	92,890	84,848
Residential Accredit Loans Trust, Series 2005-QA7, Class A21
4.45%	07/25/35	[4]	1,044,379	996,573
Residential Accredit Loans Trust, Series 2005-QA8, Class CB21
4.52%	07/25/35	[4]	919,461	700,008
Residential Accredit Loans Trust, Series 2006-QS13, Class 2A1
5.75%	09/25/21		57,040	56,549
Residential Accredit Loans Trust, Series 2006-QS16, Class A6
6.00%	11/25/36		687,800	633,968
Residential Accredit Loans Trust, Series 2007-QS1, Class 2AV (IO)
0.17%	01/25/37	[4,6,7]	2,732,503	20,102
Residential Asset Securities Corp., Series 2005-KS9, Class M4
(LIBOR USD 1-Month plus 0.60%)
2.39%	10/25/35	[2]	5,465,000	5,453,633
Residential Asset Securitization Trust, Series 2006-A9CB, Class A9
6.00%	09/25/36		5,481,486	2,999,275
Residential Funding Mortgage Securities Trust, Series 2007-SA2, Class 1A
4.38%	04/25/37	[4]	278,690	188,484
Saxon Asset Securities Trust, Series 2005-4, Class M1
(LIBOR USD 1-Month plus 0.44%)
2.23%	11/25/37	[2]	6,449,288	6,479,175
Saxon Asset Securities Trust, Series 2007-2, Class A2C
(LIBOR USD 1-Month plus 0.24%)
2.03%	05/25/47	[2]	18,220,815	15,018,640

20 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Securitized Asset-Backed Receivables LLC Trust, Series 2006-CB1, Class AF4 (STEP-reset date 02/25/20)
3.29%	01/25/36		$4,955,731	$4,464,630
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR2, Class A2
(LIBOR USD 1-Month plus 0.23%)
2.02%	02/25/37	[2]	1,270,479	707,343
Securitized Asset-Backed Receivables LLC Trust, Series 2007-BR4, Class A2B
(LIBOR USD 1-Month plus 0.20%)
1.99%	05/25/37	[2]	2,588,753	1,726,909
Securitized Asset-Backed Receivables LLC Trust, Series 2007-NC1, Class A2B
(LIBOR USD 1-Month plus 0.15%)
1.94%	12/25/36	[2]	7,425,144	4,353,865
Soundview Home Loan Trust, Series 2006-WF2, Class M1
(LIBOR USD 1-Month plus 0.22%)
2.01%	12/25/36	[2]	12,179,673	12,176,920
Soundview Home Loan Trust, Series 2007-WMC1, Class 3A3
(LIBOR USD 1-Month plus 0.26%)
2.05%	02/25/37	[2]	1,118,288	428,637
Stanwich Mortgage Loan Co., Series 2019-RPL1, Class A (STEP-reset date 02/25/20)
3.72%	03/15/49	[1]	15,928,306	15,935,364
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-12, Class 2A
4.10%	09/25/34	[4]	1,029,618	1,028,706
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-2, Class 4A2
4.06%	03/25/34	[4]	1,626,119	1,592,949
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-12, Class 3A1
4.08%	06/25/35	[4]	1,517,324	1,527,912
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-21, Class 2A
4.18%	11/25/35	[4]	1,288,335	1,172,903
Structured Adjustable Rate Mortgage Loan Trust, Series 2005-7, Class 1A3
3.94%	04/25/35	[4]	3,309,263	3,310,259
Structured Adjustable Rate Mortgage Loan Trust, Series 2006-11, Class 1A1
(LIBOR USD 1-Month plus 0.16%)
1.95%	12/25/36	[2]	2,190,684	2,146,607
Structured Asset Investment Loan Trust, Series 2004-6, Class A3
(LIBOR USD 1-Month plus 0.80%)
2.59%	07/25/34	[2]	14,127,168	13,847,270

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
Structured Asset Mortgage Investments II Trust, Series 2006-AR3, Class 22A1
3.69%	05/25/36	[4]	$530,166	$356,418
Structured Asset Mortgage Investments II Trust, Series 2006-AR5, Class 1A1
(LIBOR USD 1-Month plus 0.21%)
2.00%	05/25/36	[2]	445,694	425,089
Structured Asset Mortgage Investments II Trust, Series 2006-AR7, Class A1BG
(LIBOR USD 1-Month plus 0.12%)
1.91%	08/25/36	[2]	14,482,931	13,406,293
Structured Asset Mortgage Investments II Trust, Series 2007-AR6, Class A1 (Federal Reserve US 12-Month Cumulative Average plus 1.50%)
3.74%	08/25/47	[2]	14,149,027	14,032,194
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-2XS, Class 2A2
(LIBOR USD 1-Month plus 1.50%)
3.19%	02/25/35	[2]	142,121	143,796
Structured Asset Securities Corp. Mortgage Loan Trust, Series 2005-4XS, Class 2A1A
(LIBOR USD 1-Month plus 1.75%)
3.44%	03/25/35	[2]	1,589,641	1,570,971
Structured Asset Securities Corp. Mortgage Pass-Through Certificates, Series 2003-34A, Class 3A3
4.01%	11/25/33	[4]	54,864	55,804
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-4, Class 3A1
4.19%	10/25/37	[4]	2,140,611	2,053,061
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 2A1
4.56%	01/25/37	[4]	607,317	615,367
Suntrust Adjustable Rate Mortgage Loan Trust, Series 2007-S1, Class 5A1
4.61%	01/25/37	[4]	449,659	463,778
WaMu Asset-Backed Certificates, Series 2007-HE1, Class 2A2
(LIBOR USD 1-Month plus 0.11%)
1.90%	01/25/37	[2]	3,653,754	2,302,443
WaMu Asset-Backed Certificates, Series 2007-HE2, Class 2A2
(LIBOR USD 1-Month plus 0.22%)
2.01%	02/25/37	[2]	29,379,998	12,787,820
WaMu Mortgage Pass-Through Certificates, Series 2004-AR13, Class A1A
(LIBOR USD 1-Month plus 0.72%)
2.51%	11/25/34	[2]	201,157	199,374
WaMu Mortgage Pass-Through Certificates, Series 2004-AR14, Class A1
3.94%	01/25/35	[4]	660,555	684,515

December 2019 / 21

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2004-AR6, Class A
(LIBOR USD 1-Month plus 0.42%)
2.21%	05/25/44	[2]	$90,525	$90,734
WaMu Mortgage Pass-Through Certificates, Series 2005-AR1, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.43%	01/25/45	[2]	215,843	212,151
WaMu Mortgage Pass-Through Certificates, Series 2005-AR11, Class A1A
(LIBOR USD 1-Month plus 0.32%)
2.11%	08/25/45	[2]	509,222	503,828
WaMu Mortgage Pass-Through Certificates, Series 2005-AR12, Class 1A6
3.88%	10/25/35	[4]	1,586,217	1,585,769
WaMu Mortgage Pass-Through Certificates, Series 2005-AR13, Class A1A1
(LIBOR USD 1-Month plus 0.29%)
2.08%	10/25/45	[2]	1,222,919	1,207,129
WaMu Mortgage Pass-Through Certificates, Series 2005-AR14, Class 2A1
3.75%	12/25/35	[4]	32,297	31,775
WaMu Mortgage Pass-Through Certificates, Series 2005-AR16, Class 1A3
3.75%	12/25/35	[4]	1,813,627	1,815,382
WaMu Mortgage Pass-Through Certificates, Series 2005-AR2, Class 2A21
(LIBOR USD 1-Month plus 0.33%)
2.12%	01/25/45	[2]	940,334	927,925
WaMu Mortgage Pass-Through Certificates, Series 2005-AR6, Class 2A1A
(LIBOR USD 1-Month plus 0.46%)
2.25%	04/25/45	[2]	1,045,337	1,042,144
WaMu Mortgage Pass-Through Certificates, Series 2005-AR9, Class A1A
(LIBOR USD 1-Month plus 0.64%)
2.43%	07/25/45	[2]	935,144	928,935
WaMu Mortgage Pass-Through Certificates, Series 2006-AR3, Class A1A (Federal Reserve US 12-Month Cumulative
Average plus 1.00%)
3.24%	02/25/46	[2]	6,331,688	6,469,259
WaMu Mortgage Pass-Through Certificates, Series 2006-AR4, Class 1A1A (Federal Reserve US 12-Month Cumulative Average plus 0.94%)
3.27%	05/25/46	[2]	2,548,728	2,568,200
WaMu Mortgage Pass-Through Certificates, Series 2006-AR7, Class 2A (Federal Reserve US 12-Month Cumulative Average plus 0.98%)
3.22%	07/25/46	[2]	5,214,183	4,992,414

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
Non-Agency Mortgage-Backed (continued)
WaMu Mortgage Pass-Through Certificates, Series 2007-HY3, Class 1A1
3.54%	03/25/37	[4]	$2,509,456	$2,384,509
WaMu Mortgage Pass-Through Certificates, Series 2007-OA5, Class 1A (Federal Reserve US 12-Month Cumulative Average plus 0.75%)
2.99%	06/25/47	[2]	1,953,264	1,834,713
Wells Fargo Alternative Loan Trust, Series 2007-PA5, Class 1A1
6.25%	11/25/37		2,940,894	2,932,455
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2006-2, Class A4
(LIBOR USD 1-Month plus 0.25%)
2.04%	07/25/36	[2]	348,154	347,346
Wells Fargo Home Equity Asset-Backed Securities Trust, Series 2007-1, Class A3
(LIBOR USD 1-Month plus 0.32%)
2.11%	03/25/37	[2]	4,690,000	4,144,644
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1
4.56%	10/25/36	[4]	676,779	656,478
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR4, Class 1A1
5.22%	04/25/36	[4]	154,481	152,927

				833,983,095

U.S. Agency Commercial
Mortgage-Backed — 5.97%
Fannie Mae-Aces, Series 2010-M5, Class X (IO)
0.97%	07/25/20	[4]	6,178,309	13,296
Fannie Mae-Aces, Series 2011-M5, Class X (IO)
1.09%	07/25/21	[4]	44,220,763	630,557
Fannie Mae-Aces, Series 2012-M4, Class X1 (IO)
0.52%	04/25/22	[4]	33,060,725	210,995
Fannie Mae-Aces, Series 2016-M11, Class X2 (IO)
2.72%	07/25/39	[4]	59,269,958	1,869,173
Fannie Mae-Aces, Series 2016-M13, Class FA
(LIBOR USD 1-Month plus 0.67%)
2.52%	11/25/23	[2]	2,871,276	2,870,312
Fannie Mae-Aces, Series 2016-M2, Class X3 (IO)
2.03%	04/25/36	[4]	81,301,056	2,638,288
Fannie Mae-Aces, Series 2016-M4, Class X2 (IO)
2.65%	01/25/39	[4]	53,640,283	3,971,567

22 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K007, Class X1 (IO)
1.01%	04/25/20	[4]	$30,861,339	$3,902
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K011, Class X3 (IO)
2.57%	12/25/43	[4]	50,337,359	875,910
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K015, Class X3 (IO)
2.81%	08/25/39	[4]	32,027,257	1,359,770
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K021, Class X3 (IO)
1.97%	07/25/40	[4]	26,660,903	1,241,318
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K022, Class X3 (IO)
1.81%	08/25/40	[4]	37,280,187	1,565,350
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K031, Class X1 (IO)
0.22%	04/25/23	[4]	381,163,520	2,544,895
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K043, Class X3 (IO)
1.64%	02/25/43	[4]	58,000,000	4,244,916
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K051, Class X3 (IO)
1.61%	10/25/43	[4]	44,865,280	3,718,165
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K054, Class X1 (IO)
1.17%	01/25/26	[4]	54,756,386	3,348,380
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class X1 (IO)
1.36%	03/25/26	[4]	73,466,608	5,295,289
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K055, Class X3 (IO)
1.64%	04/25/44	[4]	32,000,000	2,919,222
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K056, Class XAM (IO)
1.15%	05/25/26	[4]	38,290,000	2,573,219
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K057, Class X1 (IO)
1.19%	07/25/26	[4]	77,284,677	4,947,885

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K151, Class X1 (IO)
0.41%	04/25/30	[4]	$127,394,761	$4,005,457
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K712, Class X3 (IO)
1.69%	05/25/40	[4]	30,730,508	9,954
Freddie Mac Multifamily Structured Pass-Through Certificates, Series K719, Class X1 (IO)
0.44%	06/25/22	[4]	83,278,193	156,272
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series K736,
Class X1 (IO)
1.31%	07/25/26	[4]	70,994,425	5,095,696
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC01, Class X1 (IO)
0.69%	12/25/22	[4]	92,334,038	861,352
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC05, Class X1 (IO)
1.20%	06/25/27	[4]	46,349,642	3,112,117
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KC07, Class X1 (IO)
0.85%	09/25/26	[4]	85,000,000	3,360,433
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KIR1, Class X (IO)
1.07%	03/25/26	[4]	51,572,860	2,896,719
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ18, Class A1
2.46%	03/25/22		2,760,819	2,774,240
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ20, Class A1
3.21%	10/25/24		2,053,172	2,126,272
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ25, Class A1
2.15%	11/25/24		8,556,836	8,523,361
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KJ26, Class A1
2.14%	07/25/25		20,095,389	20,029,281
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KL05, Class X1HG (IO)
1.22%	12/25/27	[4]	49,531,000	3,939,195

December 2019 / 23

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS06, Class X (IO)
1.07%	08/25/26	[4]	$68,720,623	$3,605,881
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS07, Class X (IO)
0.65%	09/25/25	[4]	104,500,000	3,517,627
Freddie Mac Multifamily Structured Pass-Through Certificates, Series KS11, Class XFX (IO)
1.60%	06/25/29	[4]	25,850,000	3,109,341
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q004, Class A2H
2.98%	01/25/46	[4]	12,125,164	12,198,189
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q006, Class APT1
2.63%	07/25/26	[4]	6,275,144	6,256,794
Freddie Mac Multifamily Structured
Pass-Through Certificates, Series Q006, Class APT2
2.49%	09/25/26	[4]	14,465,843	15,276,385
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q007, Class APT1
2.98%	10/25/47	[4]	11,058,782	11,257,179
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q007, Class APT2
3.33%	10/25/47	[4]	13,236,674	13,718,931
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT1
2.80%	04/25/46	[4]	14,228,688	14,343,587
Freddie Mac Multifamily Structured Pass-Through Certificates, Series Q010, Class APT2
2.84%	12/25/47	[4]	7,385,054	7,462,806
Freddie Mac Multifamily Structured Pass-Through Certificates, Series X3FX, Class XFX (IO)
0.09%	06/25/27	[4]	272,720,151	2,216,506
Ginnie Mae, Series 2011-152, Class IO (IO)
0.30%	08/16/51	[4]	14,432,582	102,777
Ginnie Mae, Series 2012-112, Class IO (IO)
0.28%	02/16/53	[4]	60,867,268	1,033,039
Ginnie Mae, Series 2012-78, Class IO (IO)
0.49%	06/16/52	[4]	86,905,019	1,416,556
Ginnie Mae, Series 2014-103, Class IO (IO)
0.55%	05/16/55	[4]	37,425,282	976,994

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Commercial Mortgage-Backed (continued)
Ginnie Mae, Series 2014-125, Class IO (IO)
0.96%	11/16/54	[4]	$40,277,283	$2,286,755
Ginnie Mae, Series 2016-22, Class IX (IO)
1.29%	06/16/38	[4]	4,711,679	788,463

				203,300,568

U.S. Agency Mortgage-Backed — 4.99%
Fannie Mae Pool 109609
3.87%	09/01/30		9,203,343	10,124,217
Fannie Mae Pool AN0026
3.48%	11/01/35		3,591,896	3,838,343
Fannie Mae Pool AN0971
3.11%	02/01/28		7,535,000	7,864,448
Fannie Mae Pool AN0976
3.26%	02/01/28		2,932,483	3,097,117
Fannie Mae Pool AN7345
3.21%	11/01/37		16,378,382	17,009,168
Fannie Mae Pool AN8779
3.50%	05/01/33		3,500,000	3,765,932
Fannie Mae Pool AN9447
3.78%	07/01/33		6,302,000	6,986,389
Fannie Mae Pool AN9572
3.77%	07/01/30		6,384,000	6,995,049
Fannie Mae Pool AN9612
3.72%	07/01/33		4,059,000	4,418,615
Fannie Mae Pool AN9706
3.76%	07/01/33		6,345,000	7,016,877
Fannie Mae Pool BL0242
3.82%	11/01/30		15,550,000	17,240,004
Fannie Mae Pool BL0530
4.03%	11/01/33		2,300,000	2,591,954
Fannie Mae Pool BL0640
4.10%	11/01/33		1,700,000	1,903,981
Fannie Mae Pool BL0753
4.08%	01/01/34		6,000,000	6,756,080
Fannie Mae Pool BL1132
3.73%	01/01/29		9,468,400	10,351,884
Fannie Mae Pool BL1163
4.17%	01/01/34		2,450,000	2,765,899
Fannie Mae Pool BL1452
3.90%	01/01/34		3,300,000	3,620,625
Fannie Mae Pool BL1794
3.71%	04/01/34		4,845,000	5,349,725
Fannie Mae Pool BL2360
3.45%	05/01/34		12,065,000	12,986,950
Fannie Mae Pool BL2455
3.36%	05/01/31		7,000,000	7,459,322

24 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Fannie Mae Pool BL4131
3.03%	09/01/31		$6,500,000	$6,758,063
Fannie Mae REMICS, Series 2006-11, Class PS
(-3.67 X LIBOR USD 1-Month plus 24.57%, 24.57% Cap)
18.00%	03/25/36	[2]	20,750	30,930
Fannie Mae REMICS, Series 2006-8, Class HJ (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.81%	03/25/36	[2]	1,094,786	194,493
Fannie Mae REMICS, Series 2007-52, Class LS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.05%, 6.05% Cap)
4.26%	06/25/37	[2]	45,231	4,840
Fannie Mae REMICS, Series 2007-77, Class SK (IO)
(-1.00 X LIBOR USD 1-Month plus 5.87%, 5.87% Cap)
4.08%	08/25/37	[2]	83,589	13,524
Fannie Mae REMICS, Series 2007-88, Class JI (IO)
(-1.00 X LIBOR USD 1-Month plus 6.45%, 6.45% Cap)
4.66%	04/25/37	[2]	1,087,867	204,979
Fannie Mae REMICS, Series 2008-18, Class SM (IO)
(-1.00 X LIBOR USD 1-Month plus 7.00%, 7.00% Cap)
5.21%	03/25/38	[2]	51,418	8,277
Fannie Mae REMICS, Series 2008-62, Class SN (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.41%	07/25/38	[2]	207,890	38,715
Fannie Mae REMICS, Series 2010-116, Class SE (IO)
(-1.00 X LIBOR USD 1-Month plus 6.60%, 6.60% Cap)
4.81%	10/25/40	[2]	61,743	7,465
Fannie Mae REMICS, Series 2013-5, Class GF
(LIBOR USD 1-Month plus 1.10%)
2.89%	10/25/42	[2]	342,759	346,372
Fannie Mae REMICS, Series 2014-49, Class CF
(LIBOR USD 1-Month plus 1.00%)
2.78%	07/25/43	[2]	14,521,503	14,553,805
Freddie Mac REMICS, Series 2711, Class FA
(LIBOR USD 1-Month plus 1.00%)
2.74%	11/15/33	[2]	76,692	78,059
Freddie Mac REMICS, Series 2733, Class FB
(LIBOR USD 1-Month plus 0.60%)
2.34%	10/15/33	[2]	289,599	291,586

Issues	Maturity Date		Principal Amount	Value
MORTGAGE-BACKED (continued)
U.S. Agency Mortgage-Backed (continued)
Freddie Mac REMICS, Series 3339, Class JS
(-6.50 X LIBOR USD 1-Month plus 42.84%, 42.84% Cap)
31.53%	07/15/37	[2]	$15,340	$31,284
Freddie Mac REMICS, Series 3404, Class AS (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
4.16%	01/15/38	[2]	69,634	12,562
Freddie Mac REMICS, Series 3439, Class SC (IO)
(-1.00 X LIBOR USD 1-Month plus 5.90%, 5.90% Cap)
4.16%	04/15/38	[2]	47,603	7,229
Freddie Mac REMICS, Series 3885, Class PO (PO)
0.00%	11/15/33	[10]	22,549	20,411
Freddie Mac REMICS, Series 4030, Class HS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.61%, 6.61% Cap)
4.87%	04/15/42	[2]	144,499	26,885
Freddie Mac REMICS, Series 4638, Class UF
(LIBOR USD 1-Month plus 1.00%)
2.78%	09/15/44	[2]	4,414,596	4,448,086
Freddie Mac REMICS, Series 4824, Class ZC
4.00%	09/15/48		65,580	65,629
Ginnie Mae, Series 2011-146, Class EI (IO)
5.00%	11/16/41		118,792	23,901
Ginnie Mae, Series 2011-69, Class GI (IO)
5.00%	05/16/40		122,921	5,487
Ginnie Mae, Series 2011-70, Class IL (IO)
(-1.00 X LIBOR USD 1-Month plus 7.10%, 7.10% Cap)
0.60%	06/16/37	[2]	724,524	10,860
Ginnie Mae, Series 2011-81, Class IC (IO)
(-1.00 X LIBOR USD 1-Month plus 6.72%, 0.62% Cap)
0.62%	07/20/35	[2]	941,209	14,412
Ginnie Mae, Series 2012-7, Class PI (IO)
3.50%	01/20/38		6,772	22
Ginnie Mae, Series 2013-135, Class CS (IO)
(-1.00 X LIBOR USD 1-Month plus 6.20%, 6.20% Cap)
4.46%	09/16/43	[2]	2,887,298	499,079
Ginnie Mae, Series 2017-136, Class IO (IO)
5.00%	09/20/47		843,918	135,714

				169,975,248

Total Mortgage-Backed (Cost $1,530,856,422)				1,499,603,842

December 2019 / 25

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount	Value
MUNICIPAL BONDS — 0.56%*
California — 0.27%
Los Angeles Department of Water & Power Power System Revenue, Build America Taxable Bonds, Water Utility Improvements, Series SY
6.01%	07/01/39	$1,950,000	$2,527,727
State of California, Build America Bonds, School Improvements, General Obligations
7.95%	03/01/36	6,650,000	6,713,042

			9,240,769

New York — 0.29%
City of New York, Build America Taxable Bonds, Public Improvements, Series F1
6.65%	12/01/31	3,000,000	3,126,330
New York City Municipal Water Finance Authority, Build America Bonds, Water Utility Improvements, Series SE
6.49%	06/15/42	1,650,000	1,681,201
New York City Transitional Finance Authority Future Tax Secured Revenue Bonds, Taxable Bonds, Public Improvements, Subseries FI
3.95%	08/01/32	1,000,000	1,084,740
New York State Dormitory Authority, Build America Bonds, University & College Improvements
5.29%	03/15/33	3,100,000	3,765,973

			9,658,244

Total Municipal Bonds (Cost $18,554,896)			18,899,013

U.S. AGENCY SECURITIES — 0.23%
U.S. Agency Securities — 0.23%
U.S. Small Business Administration, Series 2007-20F, Class 1
5.71%	06/01/27	1,339,060	1,447,680
U.S. Small Business Administration, Series 2007-20K, Class 1
5.51%	11/01/27	1,775,943	1,894,004
U.S. Small Business Administration, Series 2008-20B, Class 1
5.16%	02/01/28	1,221,406	1,298,110
U.S. Small Business Administration, Series 2008-20E, Class 1
5.49%	05/01/28	1,191,141	1,266,009

Issues	Maturity Date		Principal Amount	Value
U.S. AGENCY SECURITIES (continued)
U.S. Agency Securities (continued)
U.S. Small Business Administration, Series 2008-20G, Class 1
5.87%	07/01/28		$1,891,844	$2,039,702
Total U.S. Agency Securities (Cost $7,986,719)				7,945,505

Total Bonds – 86.13% (Cost $2,927,237,085)				2,934,373,731

Issues			Shares	Value
COMMON STOCK — 0.01%
Electric — 0.01%
Homer City Holdings LLC[1,6,7,8]			112,222	392,777

Total Common Stock (Cost $5,519,754)

Issues	Maturity Date		Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS — 13.47%
Commercial paper — 0.56%
Ford Motor Credit Co. LLC
3.20%[11]	10/08/20		10,930,000	10,694,618
Pfizer, Inc.
1.91%[11]	02/19/20		8,250,000	8,230,501

				18,925,119

Foreign Government Obligations — 1.94%
Japan Treasury Discount Bill, Series 861 (Japan)
0.00%[11]	01/14/20	[3]	3,535,000,000	32,529,653
Japan Treasury Discount Bill, Series 865 (Japan)
0.00%[11]	01/27/20	[3]	3,635,000,000	33,454,772

				65,984,425

Money Market Funds — 5.19%
Dreyfus Government Cash Management Fund
1.52%[12]			95,858,000	95,858,000
Fidelity Investments Money Market Funds - Government Portfolio
1.50%[12,13]			1,013,092	1,013,092
JPMorgan U.S. Government Money Market Fund
1.46%[12]			75,755,000	75,755,000
Morgan Stanley Institutional Liquidity Funds-Government Portfolio
1.52%[12]			4,271,000	4,271,000

				176,897,092

26 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Issues	Maturity Date	Principal Amount/Shares	Value
SHORT-TERM INVESTMENTS (continued)
U.S. Agency Discount Notes — 0.56%
Federal Home Loan Bank
1.58%[11]	01/23/20	$19,170,000	$19,153,226

U.S. Treasury Bills — 5.22%
U.S. Treasury Bills
1.51%[11]	04/02/20	50,000,000	49,807,889
1.54%[11]	02/13/20	23,000,000	22,960,220
1.54%[11]	02/18/20	100,000,000	99,806,125
1.54%[11,14]	03/19/20	5,468,000	5,450,730

			178,024,964

Total Short-Term Investments (Cost $459,380,131)			458,984,826

Total Investments – 99.61% (Cost $3,392,136,970)			3,393,751,334

Net unrealized appreciation on unfunded commitments (0.00)%			27,594

Cash and Other Assets, Less Liabilities – 0.39%			13,219,404

Net Assets – 100.00%			$3,406,970,738

[1]

Securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. The securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.

[2]	Floating rate security. The rate disclosed was in effect at December 31, 2019.
[3]	U.S. dollar-denominated security issued by foreign-domiciled entity.
[4]

Variable rate security. Interest rate disclosed is as of the most recent information available. Certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions.

[5]

Excluded from the investment total above is an unfunded delayed draw term loan commitment in an amount not to exceed $1,786,320, at an interest rate of 0.50% and a maturity of December 11, 2026. The investment is accruing an unused commitment fee of 2.00% per annum.

[6]	Security is valued using significant unobservable inputs and is classified as Level 3 in the fair value hierarchy.
[7]	Illiquid security as determined under procedures approved by the Board of Trustees. The aggregate value of illiquid securities is $3,525,184, which is 0.10% of total net assets.
[8]	Non-income producing security.
[9]	Security is currently in default with regard to scheduled interest or principal payments.
[10]	Zero coupon bond. The rate shown is the effective yield as of December 31, 2019.
[11]	Represents annualized yield at date of purchase.
[12]	Represents the current yield as of December 31, 2019.
[13]	Securities, or a portion thereof, pledged as collateral for swaps. The total market value of collateral pledged is $1.
[14]	Securities, or a portion thereof, pledged as collateral for futures. The total market value of collateral pledged is $5,450,666.
†

Fair valued security. The aggregate value of fair valued securities is $5,086,597, which is 0.15% of total net assets. Fair valued securities are not valued utilizing an independent quote but were valued pursuant to guidelines established by the Board of Trustees. This figure represents securities that are priced using a benchmark pricing system and securities that have been deemed permanently stale. See Notes to Financial Statements.

*	Securities with a call or reset feature will have an effective maturity date sooner than the stated maturity.
**	Securities backed by mortgage or consumer loans where payment is periodically made will have an effective maturity date sooner than the stated maturity date.

Note: For Fund compliance purposes, the Fund’s industry classifications refer to any one or more of the industry sub-classifications used by one or more widely recognized market indexes or ratings group indexes, and/or as defined by Fund management. This definition may not apply for purposes of this report, which may combine industry sub-classifications for more meaningful presentation for investors.

(BKNT): Banker’s Note, Inc.

(CLO): Collateralized Loan Obligation

(EMTN): Euro medium-term note

(GMTN): Global medium-term note

(IO): Interest only

(JPY): Japanese Yen

(LIBOR): London InterBank Offer Rate

(MTN): Medium-term note

(PO): Principal only

(STEP): Step coupon bond

(USD): U.S. dollar

December 2019 / 27

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

Currency to be Purchased	Currency to be Sold	Counterparty	Settlement Date	Unrealized Appreciation

FOREIGN CURRENCY EXCHANGE CONTRACT
USD 33,721,259	JPY 3,635,000,000	Citigroup Global Markets, Inc.	01/27/20	$222,767
USD 33,150,429	JPY 3,535,000,000	Goldman Sachs International	01/14/20	596,985

NET UNREALIZED APPRECIATION				$819,752

Description	Number of Contracts	Expiration Date	Notional Amount	Value	Unrealized Appreciation/ (Depreciation)
FUTURES CONTRACTS: LONG POSITIONS
U.S. Treasury Five Year Note	2,877	03/31/20	$341,239,172	$(582,132)	$(582,132)
FUTURES CONTRACTS: SHORT POSITIONS
U.S. Treasury Ten Year Ultra Bond	1,269	03/20/20	(178,552,266)	2,449,504	2,449,504
U.S. Treasury Ultra Bond	663	03/20/20	(120,438,094)	4,556,653	4,556,653

			(298,990,360)	7,006,157	7,006,157

TOTAL FUTURES CONTRACTS			$42,248,812	$6,424,025	$6,424,025

			Received by the Fund		Paid by the Fund
Descriptions	Put/Call	Maturity Date	Rate	Frequency	Rate	Frequency	Notional Amount (000’s)	Value	Premiums Paid	Unrealized Appreciation/ (Depreciation)
SWAPS: INTEREST RATE
Interest Rate Swap[1]	Call	04/11/22	2.26%	Semi-annually	3-month USD LIBOR	Quarterly	$168,440	$2,042,689	$—	$2,042,689
Interest Rate Swap[1]	Call	05/08/22	2.28%	Semi-annually	3-month USD LIBOR	Quarterly	81,590	1,028,091	—	1,028,091
Interest Rate Swap[1]	Call	04/11/25	3 month USD LIBOR	Quarterly	2.34%	Semi-annually	69,245	(2,043,863)	—	(2,043,863)
Interest Rate Swap[1]	Call	05/08/25	3 month USD LIBOR	Quarterly	2.37%	Semi-annually	33,420	(1,034,082)	—	(1,034,082)

TOTAL SWAPS CONTRACTS							$352,695	$(7,165)	$—	$(7,165)

[1]	Centrally cleared.

SIGNIFICANT ACCOUNTING POLICIES

The following is a summary of significant accounting policies consistently followed by the Fund:

Net Asset Value:

The Net Asset Value (“NAV”) of each class of the Fund is determined by dividing the net assets attributable to each class of shares of the Fund by the number of issued and outstanding shares of the class of the Fund on each business day as of 4 p.m. ET.

Security Valuation:

Fixed-income securities for which market quotations are readily available are valued at prices as provided by independent pricing vendors or broker quotes. The Fund receives pricing information from independent pricing vendors approved by the Board of Trustees (the “Board” or the “Board of Trustees”). Securities with a demand feature exercisable within one to seven days are valued at par. The Fund also uses a benchmark pricing system to the extent vendors’ prices for their securities are either inaccurate (such as when the reported prices are different from recent known market transactions) or are not available from another pricing source. For a security priced using this system, the Adviser initially selects a proxy composed of a relevant security (i.e., U.S. Treasury Note) or benchmark (e.g., LIBOR) and a multiplier, divisor or margin that the Adviser believes would together best reflect changes in the market value of the security. The value of the security changes daily based on changes to the market price of the assigned benchmark. The benchmark pricing system is continuously reviewed by the Adviser and implemented according to the pricing policy reviewed by the Board. S&P 500 Index futures contracts are valued at the first sale price after 4 p.m. ET on the Chicago Mercantile Exchange. All other futures contracts are valued at the official settlement price of the exchange where it is traded. Equity securities, including depository receipts, are valued at the last

28 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

reported sale price or the market’s closing price on the exchange or market on which such securities are traded, as of the close of business on the day the securities are being valued or, lacking any sales, at the average of the bid and asked prices. In cases where equity securities are traded on more than one exchange, the securities are valued on the exchange or market determined by the Adviser to be the broadest and most representative market, which may be either a securities exchange or the over-the-counter market. Equity options are valued at the average of the bid and asked prices. Securities and other assets that cannot be valued as described above will be valued at their fair value as determined by the Adviser under guidelines established by and under the general supervision and responsibility of the Board.

Investments in registered open-ended investment companies, including those classified as money market funds, are valued based upon the reported NAV of such investments.

Fair value methods approved by the Board of Trustees include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the investments are purchased and sold. These securities are either categorized as Level 2 or 3 depending on the relevant inputs used. In the event that the security or asset cannot be valued pursuant to one of the valuation methods established by the Board, the value of the security or asset will be determined in good faith by the Pricing Committee of the Board, generally based upon recommendation provided by the Adviser. When the Fund uses these fair valuation methods applied by the Adviser that use significant unobservable inputs to determine its NAV, securities will be priced by a method that the Board or persons acting at their direction believe accurately reflect fair value and are categorized as Level 3 of the fair value hierarchy. These methods may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of its NAV that fairly reflects security values as of the time of pricing, the Fund cannot guarantee that values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

Fair Value Measurements:

Various inputs are used in determining the fair value of investments, which are as follows:

* Level 1 - unadjusted quoted prices in active markets for identical securities

* Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

* Level 3 - significant unobservable inputs that are not corroborated by observable market data

The inputs or methodology used for valuing investments are not necessarily an indication of the risk associated with investing in those investments and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and consideration of factors specific to each security.

The availability of observable inputs can vary from security to security and is affected by a wide variety of factors, including, for example, the type of security, whether the security is new and not yet established in the marketplace, the liquidity of markets, and other characteristics particular to the security. To the extent that valuation is based on models or inputs that are less observable or unobservable in the market, the determination of fair value requires more judgment. Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.

In periods of market dislocation, the observability of prices and inputs may be reduced for many instruments. This condition, as well as changes related to liquidity of investments, could cause a security to be reclassified between Level 1, Level 2, or Level 3.

In certain cases, the inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

December 2019 / 29

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

The summary of inputs used to value the Fund’s investments and other financial instruments carried at fair value as of December 31, 2019 is as follows:

UNCONSTRAINED BOND FUND	LEVEL 1	LEVEL 2	LEVEL 3	TOTAL

Investments in Securities
Assets
Short-Term Investments:
Commercial paper	$—	$18,925,119	$ —	$18,925,119
Foreign Government Obligations	—	65,984,425	—	65,984,425
Money Market Funds	176,897,092	—	—	176,897,092
U.S. Agency Discount Notes	—	19,153,226	—	19,153,226
U.S. Treasury Bills	178,024,964	—	—	178,024,964
Long-Term Investments:
Asset-Backed Securities	—	476,004,838	—	476,004,838
Bank Loans	—	34,178,239	1,285,827	35,464,066
Common Stock	—	—	392,777	392,777
Corporates	—	851,496,289	1,753,254	853,249,543
Foreign Government Obligations	—	43,206,924	—	43,206,924
Mortgage-Backed	—	1,499,510,516	93,326	1,499,603,842
Municipal Bonds	—	18,899,013	—	18,899,013
U.S. Agency Securities	—	7,945,505	—	7,945,505

Other Financial Instruments *
Assets:
Foreign currency exchange contracts	—	819,752	—	819,752
Interest rate contracts	7,006,157	3,070,780	—	10,076,937
Liabilities:
Interest rate contracts	(582,132)	(3,077,945)	—	(3,660,077)

Total	$361,346,081	$3,036,116,681	$3,525,184	$3,400,987,946

*Other financial instruments include foreign currency exchange contracts, futures and swaps. Interest rate contracts include futures and swaps.

Certain of the Fund’s investments are categorized as Level 3 investments with values derived utilizing prices from prior transactions or third party pricing information without adjustment for which such inputs are unobservable. A significant change in the unobservable inputs could result in a significantly lower or higher value in such Level 3 investments.

30 / December 2019

Unconstrained Bond Fund

Schedule of Portfolio Investments

December 31, 2019 (Unaudited)

For the period ended December 31, 2019, a reconciliation of Level 3 investments is presented when the Fund had a significant amount of 1evel 3 investments at the beginning and/or end of the period in relation to net assets. The following table is a reconciliation of Level 3 investments for which significant unobservable inputs were used in determining fair value:

UNCONSTRAINED BOND FUND	BANK LOANS	COMMON STOCK	CORPORATES	MORTGAGE-BACKED SECURITIES

Balance as of
April 1, 2019	$2,554,930	$953,887	$2,729,771	$106,822
Accrued discounts/premiums	7,439	—	(6,132)	24,242
Realized loss	(135,156)	—	(22,859)	—
Change in unrealized (depreciation)*	(419,633)	(561,110)	(767,541)	(37,738)
Purchases	—	—	—	—
Sales	(721,753)	—	(179,985)	—
Transfers into Level 3**	—	—	—	—
Transfers out of Level 3**	—	—	—	—

Balance as of
December 31, 2019	$1,285,827	$ 392,777	$1,753,254	$ 93,326	***

* The change in unrealized appreciation/(depreciation) on securities still held at December 31, 2019 was $(1,787,649) and is included in the related net realized gains/(losses) and net change in appreciation/(depreciation) in the Statements of Operations.

** There were no transfers between level 2 and 3 for the period ended December 31, 2019.

*** As of March 31, 2019 and December 31, 2019, MASTR Adjustable Rate Mortgages Trust, Series 2007-2, Class A2 and Morgan Stanley Resecuritization Trust, Series 13-R3 had a $0 market value.

Significant unobservable valuations inputs for Level 3 investments as of December 31, 2019, are as follows:

UNCONSTRAINED BOND FUND	FAIR VALUE AT 12/31/19	VALUATION TECHNIQUE*	UNOBSERV- ABLE INPUT	RANGE	WEIGHTED AVERAGE

Bank Loans	$1,285,827	Third-party Vendor	Vendor Prices	$55.67 - $95.59	$76.62
Common Stock	$392,777	Broker Quote	Offered Quote	3.50	3.50
Corporate Securities	$1,753,254	Third-party Vendor	Vendor Prices	0.75 - 111.66	110.63
Mortgage-Backed Securities-Non- Agency	$93,326	Third-party Vendor	Vendor Prices	0.00 - 8.18	6.54

* The valuation technique employed on the Level 3 securities involves the use of vendor prices, broker quotes and benchmark pricing. The Adviser monitors the third-party brokers and vendors using the valuation process.

COMMITMENTS AND CONTINGENCIES

The Unconstrained Bond Fund had the following unfunded commitments and unrealized gain/(loss) by investment as of December 31, 2019

UNFUNDED COMMITMENTS	MATURITY	AMOUNT	UNREALIZED GAIN
Connect Finco SARL, Term Loan B	December 2026	$1,786,320	$27,594

December 2019 / 31